UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4803

Oppenheimer Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2015 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—102.1%
Alabama—1.3%
$15,000	AL HFA (Single Family Mtg.)[1]	5.000%	10/01/2025	04/01/2016	A	$15,178
2,290,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)[1]	5.250	11/15/2020	11/15/2015	A	2,314,801
3,975,000	Fairfield, AL GO	6.000	06/01/2031	12/11/2021	A	4,295,743
7,470,000	Huntsville, AL Health Care Authority, Series A1	5.500	06/01/2025	06/01/2020	A	8,876,601
7,720,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2018	07/31/2015	A	7,789,557
345,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.000	01/01/2024	07/31/2015	A	348,108
4,725,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	07/31/2015	A	4,767,572
8,110,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	07/31/2015	A	8,191,181
100,000	Jefferson County, AL Limited Obligation School Warrant[1]	4.750	01/01/2025	07/31/2015	A	100,901
460,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2023	07/31/2015	A	464,145
50,000	Mobile, AL Limited Obligation Tax[1]	5.500	02/15/2023	07/31/2015	A	50,105
25,000	Talladega County, AL GO1	5.250	01/01/2029	07/31/2015	A	25,049

						37,238,941

Alaska—0.0%
630,000	AK Industrial Devel. & Export Authority (Snettisham)[1]	5.500	01/01/2017	07/31/2015	A	631,959
55,000	AK International Airports	5.000	10/01/2024	07/31/2015	A	55,210
25,000	AK International Airports	5.000	10/01/2024	07/31/2015	A	25,095

						712,264

Arizona—2.2%
7,360,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2027	01/01/2018	A	7,979,050
4,540,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2026	01/01/2018	A	4,941,745
6,995,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2030	01/01/2018	A	7,515,428
7,670,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2028	01/01/2018	A	8,262,124
3,635,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2023	01/01/2018	A	3,929,580
3,470,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2022	01/01/2018	A	3,758,322
4,380,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2025	01/01/2018	A	4,767,586
4,220,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2024	01/01/2018	A	4,561,989
1,375,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)[1]	6.750	10/01/2031	07/31/2015	A	1,376,114
2,815,000	Greater AZ Devel. Authority (Santa Cruz County Jail)[1]	5.250	08/01/2031	08/01/2018	A	3,078,822
835,000	Hassayampa, AZ Community Facilities District (Hassayampa Village Community)[1,2]	7.750	07/01/2021	12/11/2015	A	849,178
15,000	Maricopa County, AZ IDA (Phoenix West Prison)[1,2]	5.000	07/01/2016	10/03/2015	A	15,230
485,000	Phoenix, AZ IDA (Gourmet Boutique West)[1]	5.500	11/01/2017	11/04/2016	B	414,791

1   OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Arizona (Continued)
$8,390,000	Pima County, AZ IDA (Arizona Charter School)[2]	5.375%	07/01/2031	07/01/2023	A	$8,718,217
1,455,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.450	12/01/2017	12/14/2016	B	1,479,880
500,000	Tucson, AZ Airport Authority	5.350	06/01/2031	07/31/2015	A	501,775
30,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1,2]	5.250	07/01/2038	07/01/2016	A	30,288

						62,180,119

Arkansas—0.0%
25,000	AR Devel. Finance Authority (Biosciences Institute College)[1]	5.125	12/01/2028	01/04/2024	B	24,601
165,000	AR Devel. Finance Authority (Madison Industrial Devel./Community Living Obligated Group)[1]	5.800	12/01/2020	07/31/2015	A	165,478
5,000	AR Devel. Finance Authority (Single Family Mtg.)[1,2]	5.625	01/01/2035	01/01/2016	A	5,088

						195,167

California—11.8%
1,300,000	Alameda, CA Corridor Transportation Authority[1]	5.450 [3]	10/01/2025	10/01/2017	A	1,415,141
2,500,000	Alameda, CA Corridor Transportation Authority[1]	5.400 [3]	10/01/2024	10/01/2017	A	2,718,675
3,000,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2020	07/31/2015	A	3,010,200
2,365,000	Apple Valley, CA Public Financing Authority (Town Hall Annex)[1]	5.000	09/01/2027	09/01/2017	A	2,545,000
470,000	CA Communities Transportation Revenue COP	5.000	06/01/2022	06/01/2022		537,755
145,000	CA Communities Transportation Revenue COP	5.000	06/01/2021	06/01/2021		165,338
425,000	CA Communities Transportation Revenue COP	5.000	06/01/2020	06/01/2020		481,215
3,755,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	11/30/2015	A	3,754,812
135,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2042	11/30/2015	A	134,989
280,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000	06/01/2026	11/30/2015	A	279,994
9,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2027	12/01/2015	A	8,999,550
1,345,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500	06/01/2033	01/10/2018	B	1,329,398
2,505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	11/30/2015	A	2,504,850
730,000	CA County Tobacco Securitization Agency (TASC)[1]	5.625	06/01/2023	12/01/2015	A	729,985
27,000,000	CA GO	5.000	10/01/2029	04/01/2018	A	29,646,000
3,620,000	CA GO1	6.500	04/01/2033	04/01/2019	A	4,308,669
2,360,000	CA GO1	5.375	06/01/2026	12/01/2015	A	2,409,867

2   OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$5,765,000	CA Health Facilities Financing Authority (CHCW)[1]	5.250%	03/01/2024	03/01/2016	A	$5,943,254
100,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.750	07/01/2015	07/01/2015		100,016
50,000,000	CA Health Facilities Financing Authority (Stanford Hospital)[4]	5.750	11/15/2031	09/30/2027	A	58,453,000
3,000,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2028	08/01/2017	A	3,045,150
960,000	CA HFA (Home Mtg.)[1]	5.300	08/01/2023	08/01/2017	A	983,290
50,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2033	02/01/2018	A	51,626
3,000,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2026	02/01/2016	A	3,011,460
805,000	CA HFA (Home Mtg.)[1]	5.500	02/01/2042	02/01/2016	A	819,208
4,085,000	CA HFA (Home Mtg.)[1]	5.500	08/01/2042	08/01/2016	A	4,199,543
2,835,000	CA HFA (Home Mtg.)[1]	5.000	02/01/2042	08/01/2015	A	2,939,413
230,000	CA HFA (Home Mtg.)[1]	5.500	02/01/2042	02/01/2016	A	235,743
1,180,000	CA HFA (Home Mtg.)[1]	4.625	02/01/2016	02/01/2016		1,203,470
415,000	CA HFA (Home Mtg.)[1]	4.350	08/01/2017	02/01/2017	A	427,579
2,000,000	CA HFA (Home Mtg.)[1]	4.625	08/01/2016	08/01/2016		2,051,900
2,000,000	CA HFA, Series A1	4.850	08/01/2026	08/01/2015	A	2,007,940
285,000	CA HFA, Series B1	4.800	02/01/2023	08/01/2017	A	292,490
630,000	CA HFA, Series C1	5.750	08/01/2030	02/01/2016	A	655,735
985,000	CA Public Works[1]	6.625	11/01/2034	05/08/2016	A	989,029
4,500,000	CA Public Works (Dept. of General Services)[1]	5.000	12/01/2027	07/31/2015	A	4,523,760
1,500,000	CA Public Works (Dept. of General Services)[1]	6.125	04/01/2028	04/01/2019	A	1,755,855
625,000	CA Public Works (Judicial Council)	5.000	03/01/2025	03/01/2023	A	724,756
70,000	CA Public Works (Various Community Colleges)	5.200	09/01/2017	07/31/2015	A	70,286
600,000	CA Public Works (Various Community Colleges)[1]	5.750	10/01/2030	10/01/2019	A	702,636
2,340,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	07/03/2020	B	2,472,561
245,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	10/31/2015	A	244,973
10,000	CA Veterans GO, Series BZ	5.350	12/01/2021	07/31/2015	A	10,031
220,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500	10/01/2036	10/01/2019	A	254,201
350,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2019	07/31/2015	A	351,039
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000	12/01/2027	12/01/2015	A	2,078,840
3,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000	12/01/2027	12/01/2015	A	3,118,260
4,760,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.000	11/01/2021	11/09/2018	A	5,657,831
2,245,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	10/01/2022	10/01/2015	A	2,270,413
2,500,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.500	09/01/2032	07/31/2015	A	2,530,875
5,155,000	Fontana, CA Special Tax Community Facilities District No. 2-A1	5.250	09/01/2017	09/01/2015	A	5,195,415

3   OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$4,790,000	Fullerton, CA Public Financing Authority[1]	5.000%	09/01/2022	09/01/2015	A	$4,826,356
4,785,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2023	09/01/2015	A	4,821,318
2,750,000	Huntington Park, CA Pulic Financing Authority	5.000	09/01/2022	09/01/2015	A	2,814,707
1,000,000	Los Angeles County, CA Public Works Financing Authority[1]	5.000	09/01/2024	09/01/2016	A	1,054,810
1,930,000	Los Angeles, CA Dept. of Airports (Ontario International Airport)[1]	5.000	05/15/2023	05/15/2016	A	2,002,838
3,715,000	Los Angeles, CA Multifamily Hsg. (LA Colorado Terrace)	5.200	11/20/2032	07/31/2015	A	3,757,908
1,750,000	Los Angeles, CA Unified School District COP	5.000	10/01/2024	10/01/2022	A	2,053,695
7,795,000	Los Angeles, CA Unified School District COP (Headquarters Building)	5.000	10/01/2023	10/01/2022	A	9,216,106
155,000	Maywood, CA Public Financing Authority[1]	7.000	09/01/2028	09/01/2015	A	155,395
3,820,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300	10/01/2030	07/31/2015	A	3,825,615
1,600,000	Mountain House, CA Public Financing Authority Unity System[1]	5.000	12/01/2027	12/01/2017	A	1,671,280
2,065,000	Mountain House, CA Public Financing Authority Utility System[1]	5.000	12/01/2032	12/01/2017	A	2,142,520
4,155,000	Mountain House, CA Public Financing Authority Utility System[1]	5.200	12/01/2032	10/23/2017	A	4,330,923
605,000	North City, CA West School Facilities Financing Authority Special Tax	5.000	09/01/2026	09/01/2022	A	688,363
1,080,000	North City, CA West School Facilities Financing Authority Special Tax	5.000	09/01/2025	09/01/2022	A	1,242,400
310,000	Northern, CA Inyo County Local Hospital District[1]	6.000	12/01/2021	05/26/2019	A	352,039
250,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2017	07/31/2015	A	250,995
1,000,000	Oakland, CA Unified School District	5.500	08/01/2032	08/01/2022	A	1,126,530
9,275,000	Oakland, CA Unified School District	5.250	08/01/2024	08/01/2015	A	9,311,544
5,455,000	Oakland, CA Unified School District[1]	5.000	08/01/2025	08/01/2015	A	5,472,292
1,215,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500	09/02/2020	09/02/2015	A	1,229,483
1,275,000	Pacifica, CA COP[1]	5.000	01/01/2022	01/01/2016	A	1,328,142
50,000	Palm Springs, CA Financing Authority (Palm Springs Regional Airport)	5.500	01/01/2028	07/31/2015	A	50,191
90,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)[1]	5.000	09/01/2032	07/31/2015	A	90,109
125,000	Perris, CA Public Financing Authority (Central North)[1]	6.750	10/01/2035	10/01/2018	A	141,376
940,000	Rancho Cucamonga, CA Public Finance Authority	5.000	09/01/2024	09/01/2015	A	970,597
2,000,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)	5.000	09/01/2022	07/31/2015	A	2,007,460

4   OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$300,000	Riverside County, CA Public Financing Authority COP[1]	5.750%	05/15/2019	12/10/2017	B	$253,125
170,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500	12/01/2021	03/02/2019	B	181,273
40,000	Rocklin, CA Unified School District Community District No. 1	4.625	09/01/2018	07/31/2015	A	40,119
2,000,000	Rowland, CA Unified School District[1]	5.000	08/01/2028	08/01/2015	A	2,007,720
5,000,000	Sacramento County, CA Airport System[1]	5.750	07/01/2024	07/01/2018	A	5,627,350
5,785,000	Sacramento County, CA COP[1]	5.000	02/01/2031	02/01/2016	A	5,910,130
5,395,000	Sacramento County, CA COP (Juvenile Courthouse)	5.000	12/01/2034	07/31/2015	A	5,414,098
25,000	Sacramento County, CA COP (Public Facilities)	4.400	06/01/2019	07/31/2015	A	25,085
10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		11,571
25,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		28,480
225,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		262,926
125,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2022	10/01/2022		146,760
1,000,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		1,168,560
600,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		694,278
50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		55,782
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		163,470
22,500,000	San Francisco, CA City & County Airports Commission	5.500	05/01/2027	05/01/2018	A	24,663,150
425,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	6.125	01/01/2027	07/31/2015	A	426,947
500,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2026	08/01/2017	A	535,505
1,760,000	San Marcos, CA Public Facilities Authority[1]	5.000	09/01/2030	09/01/2017	A	1,878,096
2,450,000	San Marcos, CA Public Facilities Authority[1]	5.000	08/01/2026	08/01/2015	A	2,460,143
100,000	Saugus, CA Union School District Special Tax	4.625	09/01/2025	09/01/2015	A	103,157
185,000	Saugus, CA Union School District Special Tax	4.375	09/01/2023	09/01/2015	A	190,842
200,000	Saugus, CA Union School District Special Tax	4.250	09/01/2022	09/01/2015	A	206,332
125,000	Saugus, CA Union School District Special Tax	4.500	09/01/2024	09/01/2015	A	128,943
695,000	Sierra Sands, CA Unified School District[1]	5.500	11/01/2029	11/01/2018	A	778,602

5   OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$1,500,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.250%	09/01/2029	09/01/2019	A	$1,773,105
12,735,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	04/25/2020	B	12,654,005
110,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)[1]	5.375	09/01/2021	09/01/2021		108,799
6,615,000	Val Verde, CA Unified School District[1]	5.500	08/01/2033	08/01/2018	A	7,387,500
1,000,000	Washington Township, CA Health Care District[1]	5.250	07/01/2029	07/31/2015	A	1,002,570
3,200,000	West Covina, CA Public Financing Authority (Big League Dreams)[1]	5.000	06/01/2030	06/01/2016	A	3,251,392

						330,817,823

Colorado—1.0%
1,975,000	CO E-470 Public Highway Authority[1]	5.500	09/01/2024	09/01/2015	A	1,992,439
3,770,000	CO E-470 Public Highway Authority[1]	5.500	09/01/2024	09/01/2015	A	3,803,289
3,580,000	CO E-470 Public Highway Authority[1]	5.500	09/01/2024	09/01/2015	A	3,611,612
7,675,000	CO E-470 Public Highway Authority[1]	5.500	09/01/2024	09/01/2015	A	7,742,770
1,175,000	CO Health Facilities Authority (AHSSunbelt / ABH / AGH / AHSGA / AHH / CVH&OCC / Fhosp / FHW / FHZ / JCH / MHSys / MH / MHFlagler / MHWV / MAH / PAHS / SMMC / SVHC Obligated Group)[1]	5.125 [5]	11/15/2025	11/15/2016	A	1,246,052
2,000,000	CO Health Facilities Authority (Valley View Hospital Association)[1]	5.500	05/15/2028	05/08/2018	A	2,181,680
3,900,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000	01/15/2034	07/15/2020	A	4,415,307
265,000	Denver, CO City & County Airport[1]	6.125	11/15/2025	07/31/2015	A	266,288
125,000	Denver, CO City & County Airport[1]	5.000	11/15/2018	11/15/2015	A	127,258
3,000,000	Denver, CO Convention Center Hotel Authority[1]	5.250	12/01/2021	11/01/2016	A	3,155,760
10,000	Thornton, CO Devel. Authority (North Washington Street Urban Renewal)[1]	5.000	12/01/2029	07/31/2015	A	10,035

						28,552,490

Connecticut—0.1%
335,000	CT H&EFA (Hospital for Special Care/HSC Community Services/Foundation of Special Care Obligated Group)[1]	5.250	07/01/2027	07/01/2017	A	354,708
2,210,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500	01/01/2020	07/31/2015	A	2,230,907

						2,585,615

Delaware—0.0%
50,000	DE Health Facilities Authority (Beebe Medical Center)[1]	5.000	06/01/2024	07/31/2015	A	50,045

6   OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
District of Columbia—3.4%
$100,000	District of Columbia (Howard University)[1]	6.250%	10/01/2032	04/01/2021	A	$106,238
200,000	District of Columbia (James F. Oyster Elementary School)[1]	6.450	11/01/2034	07/31/2015	A	200,010
2,915,000	District of Columbia (United Negro College Fund)[1]	6.875	07/01/2040	07/01/2020	A	3,532,630
3,700,000	District of Columbia Student Dorm (Provident Group-Howard Properties)	5.000	10/01/2030	10/01/2022	A	3,796,607
100,000	District of Columbia Tax Increment (Mandarin Oriental Hotel)	5.250	07/01/2022	07/31/2015	A	100,414
24,435,000	District of Columbia Tobacco Settlement Financing Corp.	6.750	05/15/2040	11/15/2015	A	24,433,045
43,960,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500	05/15/2033	08/08/2021	B	54,182,898
2,735,000	District of Columbia Tobacco Settlement Financing Corp.	6.250	05/15/2024	11/15/2015	A	2,734,781
5,970,000	Metropolitan Washington D.C. Airport Authority[1]	5.000	10/01/2032	10/01/2016	A	6,237,934

						95,324,557

Florida—7.1%
1,915,000	Arborwood, FL Community Devel. District (Centex Homes)[1,2]	5.250	05/01/2016	05/01/2016		1,903,146
570,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)	5.000	04/01/2029	04/01/2023	A	624,344
810,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)	5.000	04/01/2028	04/01/2023	A	892,264
245,000	Broward County, FL HFA	5.400	10/01/2038	01/16/2019	B	240,428
45,000	Broward County, FL HFA (Golden Villas)[1]	6.750 [5]	10/01/2045	04/01/2016	A	45,622
20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.700	11/01/2029	07/31/2015	A	20,026
20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.650	11/01/2022	07/31/2015	A	20,037
690,000	Broward County, FL HFA (Pembroke Villas)[1,2]	5.550	01/01/2023	07/30/2015	A	691,946
1,690,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500	09/01/2024	09/01/2017	A	1,738,131
2,465,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.750	09/01/2025	09/01/2017	A	2,532,171
2,030,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500	09/01/2023	09/01/2017	A	2,093,986
2,160,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500	09/01/2021	09/01/2017	A	2,245,795
1,895,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500	09/01/2022	09/01/2017	A	1,960,396

7   OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$30,000	Celebration, FL Community Devel. District[1]	5.000%	05/01/2022	07/31/2015	A	$30,052
55,000	Celebration, FL Community Devel. District[1]	5.000	05/01/2020	07/31/2015	A	55,119
550,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.950	11/01/2027	07/31/2015	A	550,544
380,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.000	11/01/2032	07/31/2015	A	380,353
770,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050	11/01/2039	07/31/2015	A	770,770
70,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.900	11/01/2022	07/31/2015	A	70,108
60,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.650	09/01/2017	07/31/2015	A	60,174
130,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.700	09/01/2022	07/31/2015	A	130,251
230,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.750	09/01/2029	07/31/2015	A	230,310
665,000	East Homestead, FL Community Devel. District[1,2]	7.250	05/01/2021	05/01/2021		708,458
3,860,000	Escambia County, FL Health Facilities Authority[1,2]	5.950	07/01/2020	08/29/2018	B	4,050,645
30,000	FL Agriculture & Mechanical University	5.300	07/01/2017	07/31/2015	A	30,124
10,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000	08/01/2017	08/01/2015	A	10,041
500,000	FL HEFFA (Nova Educational Facilities)	5.000	04/01/2020	04/01/2020		559,360
1,000,000	FL HEFFA (Nova Educational Facilities)	5.000	04/01/2022	04/01/2022		1,126,610
150,000	FL HFA[1]	6.300	09/01/2036	07/31/2015	A	150,181
30,000	FL HFA (Grand Court Apartments)[1]	5.300	08/15/2031	07/31/2015	A	30,029
25,000	FL HFA (Homeowner Mtg.)[1]	5.900	07/01/2029	07/31/2015	A	25,150
20,000	FL HFA (Landings at Sea Forest)[1]	5.850	12/01/2018	07/31/2015	A	20,033
225,000	FL HFA (Landings at Sea Forest)[1]	6.050	12/01/2036	07/31/2015	A	225,245
110,000	FL HFA (Spinnaker Cove Apartments)[1]	6.375	07/01/2026	07/31/2015	A	110,139
75,000	FL HFA (Stoddert Arms Apartments)[1]	6.300	09/01/2036	07/31/2015	A	75,091
10,000	FL HFA (Windchase Apartments)	5.750	12/01/2017	07/31/2015	A	10,015
145,000	FL HFA (Windchase Apartments)[1]	6.000	06/01/2039	07/31/2015	A	145,132
60,000	FL HFA (Windchase Apartments)[1]	6.000	06/01/2039	07/31/2015	A	60,060
65,000	FL HFA (Windchase Apartments), Series C1	5.900	12/01/2027	07/31/2015	A	65,062
320,000	FL HFA (Worthington Apartments)[1]	6.050	12/01/2025	07/31/2015	A	320,355
420,000	FL HFA (Worthington Apartments)[1]	6.200	12/01/2035	07/31/2015	A	420,479
15,000	FL HFC (Grande Court Apartments)[1]	5.250	08/15/2026	07/31/2015	A	15,019
45,000	FL HFC (Grande Court Apartments)[1]	5.375	02/15/2035	07/31/2015	A	45,479
825,000	FL HFC (Homeowner Mtg.)[1]	5.200	07/01/2028	07/01/2016	A	842,185
110,000	FL HFC (Peacock Run Apartments)[1]	5.400	08/01/2042	08/01/2015	A	110,077
10,000	FL HFC (Pinnacle Lakes Apartments)[1]	5.250	08/15/2028	07/31/2015	A	10,011
5,910,000	FL HFC (Valencia Trace of Orlando)[1]	5.450	12/01/2035	07/31/2015	A	5,968,923
295,000	FL HFC (Westwood Apartments)[1]	5.450	02/01/2041	08/01/2015	A	295,221
40,000	FL HFC (Woodridge Apartments)[1]	6.000	10/01/2039	07/31/2015	A	40,036
275,000	FL HFC (Woodridge Apartments)[1]	5.850	10/01/2033	07/31/2015	A	275,220
45,000	FL HFC (Woods Vero Beach)[1]	5.750	10/01/2024	07/31/2015	A	45,062

8   OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$70,000	FL HFC (Woods Vero Beach)[1]	5.900%	10/01/2039	07/31/2015	A	$70,053
220,000	FL HFC (Woods Vero Beach)[1]	5.800	10/01/2027	07/31/2015	A	221,069
5,000	FL Municipal Loan Council[1]	5.000	11/01/2026	07/31/2015	A	5,009
8,480,000	Fort Pierce, FL Redevel. Agency[1]	5.000	05/01/2031	05/01/2016	A	8,580,742
475,000	Halifax, FL Hospital Medical Center[1]	5.250	06/01/2026	06/01/2016	A	488,590
1,165,000	Halifax, FL Hospital Medical Center[1]	5.250	06/01/2026	06/01/2016	A	1,215,340
435,000	Halifax, FL Hospital Medical Center[1]	5.375	06/01/2031	06/01/2018	A	470,500
230,000	Hamal, FL Community Devel. District[1]	4.750	05/01/2031	05/01/2017	A	233,257
15,000	Hialeah Gardens, FL Health Facilities Authority (CHS/SJRNC/VMNRC Obligated Group)[1]	5.250	08/15/2031	08/15/2017	A	15,759
3,500,000	Hialeah Gardens, FL Health Facilities Authority (SJRNC/VMNRC/SJR/CHFTEH/SANC Obligated Group)[1]	5.250	08/15/2024	08/15/2017	A	3,723,930
15,000	Hialeah, FL Hsg. Authority[1]	5.300	12/20/2018	07/31/2015	A	15,040
7,815,000	Hillsborough County, FL School Board[1]	4.750	10/01/2022	10/01/2015	A	7,854,388
7,000,000	Hillsborough County, FL School Board[1]	4.750	10/01/2021	10/01/2015	A	7,039,480
4,165,000	Hillsborough County, FL School Board[1]	5.000	10/01/2020	10/01/2015	A	4,194,821
10,555,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2025	06/01/2016	A	10,811,381
2,910,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2031	06/01/2016	A	2,967,647
10,000,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.750	10/01/2024	10/01/2015	A	10,067,200
3,665,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.500	10/01/2030	10/01/2015	A	3,680,136
5,525,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2026	11/01/2017	A	6,081,423
4,000,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2028	11/01/2017	A	4,383,440
6,045,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2021	11/01/2017	A	6,698,162
7,200,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2024	11/01/2017	A	7,947,936
2,000,000	Jacksonville, FL Sales Tax (Better Jacksonville)	5.000	10/01/2026	10/01/2022	A	2,299,300
6,420,000	Lee County, FL Solid Waste System[1]	5.000	10/01/2020	10/01/2016	A	6,718,145
3,870,000	Manatee County, FL School Board COP[1]	5.000	07/01/2025	07/01/2017	A	4,152,781
150,000	Miami Beach, FL Water & Sewer	5.750	09/01/2025	07/31/2015	A	155,435
5,740,000	Miami, FL (Homeland Defense)[1]	5.000	01/01/2026	01/01/2017	A	5,996,291
5,055,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2026	02/01/2021	A	5,931,790
5,355,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2027	02/01/2021	A	6,265,511
4,000,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2029	02/01/2021	A	4,749,440
4,180,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2028	02/01/2021	A	4,961,744
4,500,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2025	02/01/2021	A	5,295,960
25,000	Miami-Dade County, FL HFA (Homeownership Mtg.)[1]	5.300	10/01/2036	07/31/2015	A	25,024
20,000	Miami-Dade County, FL HFA (Villa Esperanza Apartments)[1]	5.400	10/01/2033	07/31/2015	A	20,006
100,000	Miami-Dade County, FL Special Obligation (Juvenile Courthouse)	5.000	04/01/2032	07/31/2015	A	100,343
100,000	Orange County, FL Tourist Devel. Tax Revenue[1]	5.000	10/01/2028	10/01/2015	A	101,204

9   OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$1,095,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000%	04/01/2023	04/01/2022	A	$1,211,891
1,520,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000	04/01/2022	04/01/2022		1,693,721
1,200,000	Orlando, FL Tourist Devel. Tax[1]	5.250	11/01/2023	11/01/2017	A	1,261,248
90,000	Osceola County, FL IDA (Canoe Creek Charter School)[1]	5.125	08/01/2032	08/01/2015	A	90,062
35,000	Palm Beach County, FL Health Facilities Authority (Harbours Edge)[1]	6.000	11/15/2024	07/31/2015	A	35,067
100,000	Palm Beach County, FL HFA (Riverview House)[1]	5.250	09/01/2031	07/31/2015	A	100,483
10,000	Palm Beach County, FL HFA (Riverview House)[1]	5.150	09/01/2019	07/31/2015	A	10,021
200,000	Palm Beach County, FL School Board[1]	5.000	08/01/2020	08/01/2015	A	200,818
400,000	Palm Glades, FL Community Devel. District Special Assessment[1]	7.250	08/01/2016	08/01/2016		408,676
900,000	Pasco County, FL HFA (Pasco Woods)[1]	5.800	08/01/2029	08/01/2015	A	901,251
30,000	Pasco County, FL HFA (Pasco Woods)[1]	5.700	08/01/2019	08/01/2015	A	30,072
1,225,000	Pembroke Harbor, FL Community Devel. District Special Assessment[1]	7.000	05/01/2038	07/31/2015	A	1,241,403
680,000	Poinciana, FL West Community Devel. District[1]	5.875	05/01/2022	03/18/2017	A	695,769
2,985,000	Polk County, FL HFA (Wilmington Apartments)[1,2]	5.000	07/01/2033	07/31/2015	A	3,050,312
3,100,000	Port St. Lucie, FL Special Assessment (Southwest Annexation District)[1]	5.000	07/01/2033	07/01/2017	A	3,311,079
3,335,000	Port St. Lucie, FL Special Assessment (Southwest Annexation District)[1]	5.000	07/01/2027	07/01/2017	A	3,578,688
25,000	Quincy, FL Utilities[1]	5.000	10/01/2029	07/31/2015	A	25,020
249,785	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	03/11/2026	B	160,429
10,025,000	Seminole Tribe, FL Special Obligation[1]	5.750	10/01/2022	10/01/2017	A	10,699,783
805,000	South Fork, FL Community Devel. District Special Assessment[1]	6.150	05/01/2033	11/01/2015	A	808,936
360,000	South-Dade, FL Venture Community Devel. District	4.250	05/01/2020	05/01/2020		378,425
2,250,000	Sumter Landing, FL Community Devel. District[1]	5.000	10/01/2020	10/01/2015	A	2,264,310
550,000	Tamarac, FL Industrial Devel. (Sunbelt Precision Products)[1]	6.500	08/01/2017	08/01/2015	A	550,215
120,000	Village, FL Community Devel. District[1]	7.625	05/01/2017	11/01/2015	A	122,455
1,000,000	Waterford Estates, FL Community Devel. District Special Assessment[6]	5.125	05/01/2013	05/01/2013		293,960
123,844	Watergrass, FL Community Devel. District Special Assessment[1]	6.960	11/01/2017	11/01/2017		123,240

						199,861,026

Georgia—1.5%
810,000	Albany-Dougherty, GA Payroll Devel. Authority (Proctor & Gamble Company)[1]	5.300	05/15/2026	07/31/2015	A	811,093
1,000,000	Atlanta, GA Airport	5.000	01/01/2027	01/01/2022	A	1,111,740

10 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Georgia (Continued)
$1,000,000	Atlanta, GA Airport	5.000%	01/01/2025	01/01/2022	A	$1,131,230
40,000	Atlanta, GA GO1	5.000	12/01/2016	06/09/2016	B	41,522
9,000,000	Burke County, GA Devel. Authority (Oglethorpe Power Corp.)[1]	5.700	01/01/2043	01/01/2018	A	9,712,260
7,005,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	08/01/2015	A	7,021,322
11,050,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	03/15/2021	A	11,730,569
45,000	GA Hsg. & Finance Authority (Single Family Mtg.)[1]	5.000	12/01/2026	12/01/2015	A	45,259
140,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2018	07/31/2015	A	140,542
10,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2023	07/31/2015	A	10,038
100,000	GA Private Colleges & University Authority (Emory University)[1]	5.000	09/01/2019	09/01/2015	A	100,814
1,600,000	GA Private Colleges & University Authority (Mercer University)	5.250	10/01/2027	10/01/2022	A	1,773,296
90,000	Macon-Bibb County, GA Industrial Authority[1]	6.100	05/01/2018	07/31/2015	A	90,305
1,950,000	Randolph County, GA GO	5.000	04/01/2022	03/28/2020	B	2,171,618
5,000,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.000	08/01/2030	08/01/2015	A	5,003,800
15,000	Savannah, GA EDA (Snap Hsg. I, II, & III)[1]	5.150	11/20/2022	07/31/2015	A	15,022

						40,910,430

Hawaii—0.5%
480,000	HI Harbor System, Series A1	5.250	01/01/2018	01/01/2016	A	491,141
500,000	HI Harbor System, Series B1	5.250	01/01/2016	07/31/2015	A	506,825
11,810,000	HI Hsg. & Community Devel. Corp. (Rent Hsg. System)[1]	4.600	07/01/2025	07/31/2015	A	12,060,254

						13,058,220
Idaho—0.0%
20,000	ID Health Facilities Authority (Gritman Medical Center)[1]	5.100	06/01/2028	07/31/2015	A	20,048
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.200	01/01/2035	07/31/2015	A	10,007
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.625	07/01/2015	07/01/2015		5,000
35,000	ID Water Resource Board (United Waterworks)	5.000	09/01/2031	07/31/2015	A	35,111
130,000	Power County, ID Industrial Devel. Corp. (FMC Corp.)[1]	6.450	08/01/2032	08/01/2015	A	130,242

						200,408

Illinois—16.2%
275,000	Bedford Park, IL Tax[1]	5.125	12/30/2018	12/30/2015	A	276,939
2,100,000	Berwyn, IL Park District[1]	5.375	12/01/2028	08/10/2018	A	2,190,783
9,055,000	Bolingbrook, IL GO1	5.000	01/01/2030	01/01/2018	A	9,712,665
14,450,000	Carol Stream, IL Park District	5.500	01/01/2037	01/01/2018	A	15,697,035

11 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$16,800,000	Centerpoint, IL Intermodal Center Program	3.690%[5]	06/15/2023	12/16/2015	A	$16,794,288
40,000	Chicago, IL Board of Education[1]	5.000	12/01/2017	07/31/2015	A	40,160
2,500,000	Chicago, IL Board of Education[1]	6.000	01/01/2020	07/28/2018	B	2,715,200
100,000	Chicago, IL Board of Education	5.000	12/01/2022	07/31/2015	A	100,393
5,170,000	Chicago, IL Board of Education[1]	5.000	12/01/2026	12/01/2017	A	5,271,177
32,965,000	Chicago, IL Board of Education[4]	5.250	12/01/2024	11/01/2023	A	34,108,729
5,860,000	Chicago, IL Board of Education[1]	5.250	12/01/2023	12/01/2018	A	6,082,270
4,650,000	Chicago, IL Board of Education[1]	5.000	12/01/2024	12/01/2017	A	4,804,891
15,000	Chicago, IL Building Acquisition COP	5.400	01/01/2018	07/31/2015	A	15,060
200,000	Chicago, IL GO1	5.000	01/01/2022	07/31/2015	A	200,758
350,000	Chicago, IL GO1	5.000	01/01/2024	07/31/2015	A	351,326
175,000	Chicago, IL GO	5.000	01/01/2027	07/31/2015	A	175,670
19,000,000	Chicago, IL GO1	5.000	01/01/2029	01/01/2017	A	19,194,370
860,000	Chicago, IL GO1	5.250	01/01/2022	01/01/2018	A	870,440
205,000	Chicago, IL GO	5.000	01/01/2022	07/31/2015	A	205,777
50,000	Chicago, IL GO	5.000	01/01/2026	07/31/2015	A	50,193
6,365,000	Chicago, IL GO1	5.000	01/01/2028	01/01/2016	A	6,503,757
10,000,000	Chicago, IL GO1	5.000	01/01/2027	07/31/2015	A	10,038,700
1,125,000	Chicago, IL GO1	5.000	01/01/2028	07/31/2015	A	1,129,354
70,000	Chicago, IL GO1	5.000	01/01/2025	07/31/2015	A	70,265
775,000	Chicago, IL GO1	5.000	01/01/2026	07/31/2015	A	777,999
250,000	Chicago, IL GO1	5.000	01/01/2024	01/01/2016	A	255,462
3,000,000	Chicago, IL GO1	5.000	01/01/2025	01/01/2016	A	3,065,550
3,140,000	Chicago, IL GO1	5.650 [3]	01/01/2030	01/01/2016	A	3,250,308
1,075,000	Chicago, IL GO1	5.000	01/01/2023	01/01/2016	A	1,098,542
10,000	Chicago, IL Multifamily Hsg. (Archer Courts Apartments)[1]	5.500	12/20/2019	07/31/2015	A	10,023
75,000	Chicago, IL Multifamily Hsg. (Hearts United Apartments)[1]	5.600	01/01/2041	01/01/2016	A	75,463
2,555,000	Chicago, IL O’Hare International Airport	5.250	01/01/2027	07/31/2015	A	2,563,891
34,625,000	Chicago, IL O’Hare International Airport	6.000	01/01/2029	07/31/2015	A	34,773,195
1,000,000	Chicago, IL O’Hare International Airport[1]	5.000	01/01/2029	01/01/2016	A	1,022,470
15,000	Chicago, IL O’Hare International Airport[1]	5.000	01/01/2031	07/31/2015	A	15,055
50,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2030	07/31/2015	A	50,051
115,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2034	07/31/2015	A	115,105
22,750,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.000	01/01/2033	01/01/2016	A	23,175,197
7,000,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.000	01/01/2033	01/01/2016	A	7,136,150
5,000	Chicago, IL Single Family Mtg., Series 2007-2I1	5.750	06/01/2039	06/01/2021	A	5,061
1,805,000	Chicago, IL State University (Auxiliary Facilities System)	5.000	12/01/2018	07/31/2015	A	1,813,465

12 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$1,818,924	Chicago, IL Tax Increment COP (Metramarket Chicago)	6.870%	02/15/2024	07/31/2015	A	$1,823,726
1,500,000	Cicero, IL GO	5.000	12/01/2026	12/01/2022	A	1,634,940
1,295,000	Cicero, IL GO	5.000	12/01/2023	12/01/2022	A	1,445,103
1,005,000	Cicero, IL GO	5.000	12/01/2024	12/01/2022	A	1,111,651
725,000	Cicero, IL GO	5.000	12/01/2025	12/01/2022	A	796,325
2,465,000	Cook County, IL GO1	5.000	11/15/2021	11/15/2017	A	2,598,135
17,090,000	Cook County, IL GO1	5.250	11/15/2033	11/15/2020	A	18,167,525
4,145,000	Country Club Hills, IL Sales Tax[1]	4.800	12/01/2029	06/01/2016	A	4,178,782
1,400,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)[1]	5.250	12/01/2022	12/01/2022		1,386,252
2,750,000	Hodgkins, IL Environmental Improvement (Metropolitan Biosolids Management)[1]	6.000	11/01/2015	07/31/2015	A	2,754,593
820,000	IL COP[2]	6.375	07/01/2017	07/22/2015	A	821,960
45,000	IL COP[2]	5.800	07/01/2017	07/31/2015	A	45,086
4,975,000	IL Dept. of Central Management Services COP[2]	6.200	07/01/2017	07/22/2015	A	4,998,582
950,000	IL Devel. Finance Authority (Roosevelt University)[1]	5.250	04/01/2022	04/01/2017	A	976,097
23,605,000	IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum Corp.)[1]	8.000	06/01/2032	07/31/2015	A	23,642,296
90,000	IL Educational Facilities Authority (Robert Morris College)	5.500	06/01/2017	07/31/2015	A	90,325
60,000	IL Finance Authority (Advocate Health Care)[1]	6.250	11/01/2028	11/01/2018	A	69,866
2,000,000	IL Finance Authority (Benedictine University)[1]	6.000	10/01/2028	10/01/2018	A	2,174,960
500,000	IL Finance Authority (Lake Forest College)	5.000	10/01/2022	07/03/2019	B	532,740
3,130,000	IL Finance Authority (Little Company of Mary Hospital and Health Care Centers)[1]	5.500	08/15/2031	08/18/2015	A	3,151,941
100,000	IL Finance Authority (NWCH/NWCHC/NWCDSC Obligated Group)[1]	5.375	07/01/2033	07/01/2018	A	107,337
6,350,000	IL Finance Authority (OSF Healthcare System)[1]	5.750	11/15/2033	11/15/2017	A	6,853,365
100,000	IL Finance Authority (Palos Community Hospital/St. George Corp. Obligated Group)[1]	5.000	05/15/2027	05/15/2017	A	104,868
10,980,000	IL Finance Authority (PHlth / PHN / PPH / PHP / PLC / PRC / PRMC / PSFH / PSJHC / PSM&EMC Obligated Group )[1]	6.125	05/15/2025	05/15/2019	A	12,264,001
335,000	IL Finance Authority (PHlth / PHN / PPH / PHP / PLC / PRC / PRMC / PSFH / PSJHC / PSM&EMC Obligated Group )[1]	6.125	05/15/2025	05/15/2019	A	395,615
1,875,000	IL Finance Authority (Presence Health/Provena Senior Services Obligated Group)[1]	6.000	05/01/2028	05/01/2020	A	2,140,894

13 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$11,110,000	IL Finance Authority (Provena Health)[1]	7.750%	08/15/2034	08/15/2019	A	$13,454,988
20,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	6.500	07/01/2034	07/01/2018	A	22,411,400
650,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2019	04/01/2017	A	671,749
700,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2020	04/01/2017	A	723,303
2,125,000	IL Finance Authority (Roosevelt University)[1]	5.750	04/01/2024	10/01/2019	A	2,290,495
170,000	IL Finance Authority (Roosevelt University)[1]	5.400	04/01/2027	04/01/2017	A	173,594
20,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.375	11/01/2029	05/01/2019	A	23,740
20,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.750	11/01/2024	11/01/2018	A	23,615
2,615,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/Silver Cross Health System Obligated Group)[1]	5.500	08/15/2018	03/11/2017	B	2,709,506
5,075,000	IL Finance Authority (Swedish Covenant Hospital)[1]	5.750	08/15/2029	02/15/2020	A	5,546,011
125,000	IL GO1	5.000	06/01/2029	12/01/2016	A	127,431
30,000	IL GO1	5.000	09/01/2024	09/01/2015	A	30,064
2,750,000	IL GO	5.000	08/01/2023	08/01/2023		2,971,870
20,000	IL GO	5.000	06/01/2020	07/31/2015	A	20,071
27,000,000	IL GO1	5.250	02/01/2028	02/01/2019	A	28,006,560
105,000	IL GO	5.000	06/01/2027	07/31/2015	A	105,373
1,300,000	IL GO	5.000	08/01/2025	08/01/2022	A	1,373,190
7,735,000	IL GO	5.000	03/01/2019	07/31/2015	A	7,758,901
20,000	IL GO1	5.000	03/01/2034	07/31/2015	A	20,009
4,970,000	IL GO	5.000	03/01/2028	07/31/2015	A	4,985,357
1,000,000	IL Hsg. Devel. Authority (Anchor Senior Living/Greenwood Senior Living Obligated Group)[1]	4.700	10/20/2026	04/20/2016	A	1,010,350
140,000	IL Medical District COP[1]	5.250	06/01/2032	07/31/2015	A	140,084
50,000	IL Medical District COP[1]	5.125	06/01/2026	07/31/2015	A	50,030
2,500,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)	5.000	12/15/2022	06/15/2017	A	2,675,550
9,215,000	IL Sports Facilities Authority[1]	5.500 [3]	06/15/2030	07/31/2015	A	9,341,983
485,000	Lemont, IL GO	4.850	12/01/2016	07/31/2015	A	486,761
25,000	Markham, IL Park District	5.900	12/01/2016	07/31/2015	A	25,078
220,000	Melrose Park, IL Water[1]	5.200	07/01/2018	01/01/2016	A	224,983
400,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2026	10/01/2022	A	430,420
450,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2027	10/01/2022	A	480,326
295,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2023	10/01/2022	A	324,848
275,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2024	10/01/2022	A	299,918

14 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$445,000	Quad Cities, IL Regional EDA (Augustana College)	5.000%	10/01/2025	10/01/2022	A	$482,069
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.375	01/01/2022	01/01/2022		946,670
1,540,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.500	01/01/2023	01/01/2023		1,454,930
770,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/13/2019	B	730,792
20,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.000	01/01/2019	01/01/2019		19,770
545,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/01/2020		521,674
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.250	01/01/2021	01/01/2021		951,800
4,165,000	Springfield, IL Electric[1]	5.000	03/01/2025	03/01/2017	A	4,414,317
18,000,000	Springfield, IL Electric[1]	5.000	03/01/2029	03/01/2016	A	18,424,080
1,000,000	Springfield, IL Water	5.000	03/01/2025	03/01/2022	A	1,133,640
1,510,000	Yorkville, IL United City Special Services Area Special Tax	4.600	03/01/2025	04/22/2023	B	1,499,551
3,698,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[1]	5.875	03/01/2036	02/11/2018	A	3,752,656

						453,319,659

Indiana—1.5%
250,000	Boone County, IN Redevel. Commission[1]	5.375	08/01/2023	02/01/2016	A	252,477
20,000	Crown Point, IN Economic Devel. (Christian Homes)[1]	5.700	05/15/2031	11/15/2015	A	20,096
50,000	De Kalb County, IN Redevel. Authority[2]	6.000	07/15/2018	07/29/2015	A	50,235
3,630,000	Gary Chicago, IN International Airport Authority[1]	5.500	02/01/2025	02/01/2019	A	3,875,497
2,980,000	Hammond, IN Local Public Improvement District[1]	6.500	08/15/2025	08/15/2015	A	2,992,039
3,500,000	Hammond, IN Local Public Improvement District[1]	5.000	02/01/2024	02/01/2018	A	3,637,410
900,000	Hammond, IN Redevel. District (Marina Area)[1,2]	6.000	01/15/2017	04/20/2016	B	910,737
500,000	IN Finance Authority (Butler University)	5.000	02/01/2022	02/01/2022		570,915
7,220,000	IN Finance Authority (Deaconess Health System)[1]	6.000 [5]	03/01/2029	03/01/2021	C	8,552,234
1,795,000	IN Finance Authority (Parkview Health System/Parkview Hospital Obligated Group)[1]	5.000	05/01/2026	05/01/2022	A	2,016,736
500,000	IN Finance Authority (Sisters of St. Fancis Health)[1]	5.250	11/01/2024	11/01/2018	A	556,440
2,395,000	IN Health Facility Financing Authority (Union Hospital)	5.125	09/01/2018	07/31/2015	A	2,404,628
10,675,000	IN Health Facility Financing Authority (Union Hospital)	5.250	09/01/2023	07/31/2015	A	10,717,807
25,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	6.450	01/01/2040	04/01/2016	A	25,959

15 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Indiana (Continued)
$1,470,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750%	07/01/2030	04/22/2020	A	$1,537,429
235,000	Indianapolis, IN Multifamily Hsg. (Cambridge Station Apartments)[1,2]	4.850	01/01/2021	08/07/2015	A	236,596
4,800,000	Lake County, IN Building Corp.	5.000	02/01/2024	11/23/2021	A	5,000,064

						43,357,299

Kansas—0.2%
555,000	Pittsburgh, KS Transportation Devel. District (N. Broadway-Pittsburgh Town Center)	4.800	04/01/2027	11/21/2022	B	514,690
2,165,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[4]	5.875	06/01/2039	03/31/2024	A	2,265,699
2,085,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[4]	5.800	12/01/2038	10/31/2020	A	2,155,830
45,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	6.950	06/01/2029	12/01/2016	B	47,412

						4,983,631

Kentucky—0.3%
15,000	Kenton County, KY Airport (Cincinnati/Northern Kentucky)	5.000	03/01/2023	07/31/2015	A	15,056
3,015,000	KY EDFA (Louisville Arena Authority)[1]	5.750	12/01/2028	06/01/2018	A	3,196,955
3,815,000	KY EDFA (Owensboro Medical Health System)[1]	6.000	06/01/2030	06/01/2020	A	4,281,842
10,000	KY EDFA (Owensboro Medical Health System/Cooperative Health Services Obligated Group)[1]	5.125	06/01/2019	07/31/2015	A	10,027
5,000	KY Hsg. Corp., Series N1	5.000	07/01/2027	07/01/2017	A	5,131

						7,509,011

Louisiana—1.8%
70,000	Calcasieu Parish, LA Industrial Devel. Board (Citgo Petroleum Corp.)[1]	6.000	07/01/2023	07/31/2015	A	70,098
1,750,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[1]	5.250	01/01/2028	01/01/2020	A	1,965,058
1,260,000	LA HFA (La Chateau)[1]	6.000	09/01/2017	09/10/2016	B	1,320,341
2,935,000	LA HFA (La Chateau)[1]	6.000	09/01/2020	09/30/2018	A	3,151,192
360,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	09/01/2019	A	392,796
60,000	LA HFA (Single Family Mtg.)[1]	5.800	06/01/2035	07/31/2015	A	60,803
1,040,000	LA Public Facilities Authority (Black & Gold Facilities)[1]	5.000	07/01/2016	07/01/2016		1,061,330
1,465,000	LA Public Facilities Authority (Black & Gold Facilities)[1]	5.000	07/01/2019	07/01/2016	A	1,494,315
500,000	LA Public Facilities Authority (Black & Gold Facilities)[1]	5.000	07/01/2020	07/01/2016	A	509,160
10,450,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2028	05/15/2018	A	11,235,840
13,500,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2029	05/15/2019	A	14,852,700

16 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Louisiana (Continued)
$4,000,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500%	05/15/2030	05/15/2020	A	$4,494,640
3,765,000	Lafayette, LA Consolidated Government (Communication System)[1]	5.250	11/01/2020	11/01/2017	A	4,107,427
2,500,000	Lafayette, LA Consolidated Government (Communication System)[1]	5.250	11/01/2021	11/01/2017	A	2,723,150
2,500,000	Lafayette, LA Consolidated Government (Communication System)[1]	5.250	11/01/2023	11/01/2017	A	2,723,150
5,000	Opelousas, LA General Hospital Authority (Opelousas General Health System)[1]	5.300	10/01/2018	07/31/2015	A	5,018

						50,167,018

Maine—0.0%
35,000	ME H&HEFA (Bridgton Hospital/Franklin Memorial Hospital/GINNE Obligated Group)[1]	5.250	07/01/2031	07/31/2015	A	35,081
40,000	ME H&HEFA, Series A	6.000	07/01/2024	07/31/2015	A	40,193

						75,274

Maryland—0.2%
145,000	Annapolis, MD Economic Devel. (St. John’s College)	5.500	10/01/2018	07/31/2015	A	145,640
1,300,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.750	09/01/2039	01/10/2016	A	1,336,738
500,000	MD H&HEFA (Carroll Hospital Center)	5.000	07/01/2025	07/01/2022	A	556,070
1,915,000	MD H&HEFA (Carroll Hospital Center)	5.000	07/01/2023	07/01/2022	A	2,160,484
500,000	MD H&HEFA (Carroll Hospital Center)	5.000	07/01/2027	07/01/2022	A	548,670
65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.500	07/01/2026	07/31/2015	A	65,112

						4,812,714

Massachusetts—0.7%
540,000	MA Devel. Finance Agency (Avon Association)[1]	5.000	04/01/2018	04/01/2018		579,485
2,390,000	MA Devel. Finance Agency (Boston Medical Center Corp.)[1]	5.250	07/01/2025	07/01/2022	A	2,682,488
3,155,000	MA Devel. Finance Agency (Boston Medical Center Corp.)[1]	5.250	07/01/2023	07/01/2022	A	3,583,354
3,220,000	MA Devel. Finance Agency (Boston Medical Center Corp.)[1]	5.250	07/01/2024	07/01/2022	A	3,621,534
1,175,000	MA Devel. Finance Agency (Boston Medical Center Corp.)[1]	5.250	07/01/2026	07/01/2022	A	1,309,467
1,720,000	MA Devel. Finance Agency (Plantantion Apartments)[1]	5.000	12/15/2024	07/31/2015	A	1,722,098
3,670,000	MA Devel. Finance Agency (VOA Ayer)[1]	6.200	02/20/2046	07/31/2015	A	3,859,813
305,000	MA Educational Financing Authority	5.300	01/01/2016	07/31/2015	A	306,208
110,000	MA Educational Financing Authority, Series H1,2	6.350	01/01/2030	01/01/2018	A	115,943
5,000	MA H&EFA (Boston Medical Center)[1]	5.750	07/01/2031	07/01/2018	A	5,689
55,000	MA H&EFA (Boston Medical Center)[1]	5.750	07/01/2031	07/01/2018	A	59,890

17 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Massachusetts (Continued)
$5,000	MA H&EFA (Harvard Pilgrim Health Care/Pilgrim Health Care Obligated Group)[2]	5.000%	07/01/2018	07/24/2015	A	$5,020
35,000	MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical Center Obligated Group)[1]	5.000	07/01/2028	07/31/2015	A	35,096
2,560,000	MA HFA (Single Family Hsg.)[1]	4.800 [5]	12/01/2027	12/01/2016	A	2,594,637

						20,480,722

Michigan—4.9%
5,000	Battle Creek, MI Tax Increment Finance Authority[1]	5.000	05/01/2016	11/01/2015	A	5,049
237,925	Detroit, MI GO1	5.375	04/01/2017	07/31/2015	A	238,322
1,923,550	Detroit, MI GO1	5.000	04/01/2021	04/01/2021		1,911,547
15,500	Detroit, MI GO1	5.000	04/01/2019	07/31/2015	A	15,528
38,750	Detroit, MI GO1	5.000	04/01/2021	04/01/2018	A	40,660
310,000	Detroit, MI GO1	5.000	04/01/2018	07/31/2015	A	310,604
855,000	Detroit, MI Water Supply System[1]	5.500	07/01/2026	07/01/2018	A	952,376
125,000	Detroit, MI Water Supply System[1]	5.000	07/01/2034	07/31/2015	A	125,405
400,000	Detroit, MI Water Supply System[1]	5.000	07/01/2029	07/01/2016	A	409,320
200,000	Detroit, MI Water Supply System[1]	5.750	07/01/2026	07/01/2018	A	224,240
580,000	Detroit, MI Water Supply System[1]	5.000	07/01/2023	07/01/2016	A	596,025
1,935,000	Detroit, MI Water Supply System[1]	5.000	07/01/2033	07/01/2016	A	1,972,945
270,000	Detroit, MI Water Supply System[1]	5.750	07/01/2025	07/01/2018	A	303,569
3,460,000	Ecorse City, MI GO1	5.800	11/01/2026	06/15/2020	A	3,651,995
84,500	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2019	07/31/2015	A	84,655
1,690,000	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2018	07/31/2015	A	1,693,295
10,486,450	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2021	04/01/2021		10,421,015
1,297,075	MI Finance Authority (City of Detroit)[1]	5.375	04/01/2017	07/31/2015	A	1,299,241
211,250	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2021	04/01/2018	A	221,660
2,125,000	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2028	04/01/2018	A	2,211,870
6,895,000	MI Finance Authority (Local Government Loan Program)	5.000	11/01/2024	11/01/2019	A	7,656,139
7,250,000	MI Finance Authority (Local Government Loan Program)	5.000	11/01/2025	11/01/2019	A	8,018,718
7,620,000	MI Finance Authority (Local Government Loan Program)	5.000	11/01/2026	11/01/2019	A	8,427,949
3,560,000	MI Finance Authority (Local Government Loan Program)	5.000	11/01/2023	11/01/2019	A	3,952,988
10,010,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2032	11/01/2019	A	10,919,609
8,855,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2029	11/01/2019	A	9,729,608
8,010,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2027	11/01/2019	A	8,817,648
1,150,000	MI Finance Authority (School District)	5.000	06/01/2020	06/01/2020		1,253,431
1,500,000	MI Finance Authority (School District)	5.000	06/01/2017	06/01/2017		1,579,410
1,820,000	MI Finance Authority (School District)	5.000	06/01/2019	06/01/2019		1,964,217
2,400,000	MI Finance Authority (School District)	5.000	06/01/2018	06/01/2018		2,560,416
2,765,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000	06/01/2024	06/01/2022	A	3,151,077

18 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Michigan (Continued)
$2,895,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000%	06/01/2025	06/01/2022	A	$3,267,008
2,390,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000	06/01/2023	06/01/2022	A	2,752,850
10,000	MI Hospital Finance Authority (St. John Hospital)[1]	5.750	05/15/2016	07/31/2015	A	10,412
2,295,000	MI Hsg. Devel. Authority (Danbury Manor)[1]	5.300 [5]	06/01/2035	08/01/2015	A	2,306,888
12,925,000	MI Hsg. Devel. Authority, Series A1	5.150	10/01/2029	07/31/2015	A	13,006,298
50,000	MI Municipal Bond Authority	6.000	11/01/2023	07/31/2015	A	50,236
50,000	Negaunee, MI Sanitary Sewage Disposal System[1]	4.800	01/01/2027	01/01/2016	A	50,763
5,830,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250	12/01/2021	12/01/2015	A	5,948,990
7,265,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250	12/01/2025	12/01/2015	A	7,400,129
6,250,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.000	12/01/2024	12/01/2017	A	6,676,813
520,000	Wayne County, MI Building Authority	5.250	06/01/2016	07/31/2015	A	521,981
30,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125	11/01/2018	11/01/2015	A	30,230
710,000	Wayne, MI Charter County Airport (Hotel-Detroit Metropolitan Airport)	5.000	12/01/2030	07/31/2015	A	711,882

						137,455,011

Minnesota—0.1%
30,000	Minneapolis, MN Community Devel. Agency[1]	5.700	12/01/2027	12/01/2015	A	30,508
165,000	Minneapolis, MN Tax Increment (Grant Park)	1.550	03/01/2016	03/01/2016		164,823
225,000	Minneapolis, MN Tax Increment (Village of St. Anthony Falls)	1.600	03/01/2016	03/01/2016		224,775
1,590,000	St. Paul, MN Hsg. & Redevel. Authority (Healtheast / HESJH / HEStJH / HEWH / HCS Obligated Group)[1]	5.250	11/15/2028	11/15/2020	A	1,694,399
335,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2018	03/01/2018		346,655
345,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2018	09/01/2018		359,138
330,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2017	09/01/2017		340,801
150,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2015	09/01/2015		150,604
160,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2017	03/01/2017		164,061

						3,475,764

Mississippi—1.2%
215,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.500	07/01/2021	07/31/2015	A	215,686
805,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.750	07/01/2031	07/31/2015	A	807,319

19 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Mississippi (Continued)
$15,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	6.125%	07/01/2015	07/01/2015		$15,002
745,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.200	07/01/2018	07/31/2015	A	747,585
200,000	Jackson, MS Hsg. Authority (Elton Park Apartments)[1]	5.400	04/01/2039	07/31/2015	A	200,244
35,000	MS Business Finance Corp. (Mississippi Power Company)[1]	5.150 [5]	09/01/2028	07/31/2015	A	35,050
19,260,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875	04/01/2022	07/31/2015	A	19,371,515
100,000	MS Devel. Bank (Gulfport Water & Sewer System)[1]	5.250	07/01/2019	08/03/2015	A	102,458
8,110,000	MS Hospital Equipment & Facilities Authority (MBHS/MBMC Obligated Group)[1]	5.000	08/15/2026	08/15/2017	A	8,581,191
100,000	MS Small Business Enterprise[1]	4.750	12/01/2017	12/01/2015	A	101,265
3,020,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	5.850	11/01/2027	07/31/2015	A	3,022,899

						33,200,214

Missouri—1.4%
100,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.250	03/01/2016	03/01/2016		103,046
30,000	Cape Girardeau County, MO IDA (Procter & Gamble Company)[1]	5.300	05/15/2028	07/31/2015	A	30,048
200,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.150	06/01/2016	07/31/2015	A	202,340
590,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.200	11/01/2022	07/31/2015	A	590,372
910,000	Meadows, MO Transportation Devel. District[1]	5.400	05/01/2035	05/01/2018	A	945,517
20,000	MO Environmental Improvement & Energy Resources Authority[1]	5.450	01/01/2018	07/31/2015	A	20,065
5,000	MO Environmental Improvement & Energy Resources Authority	5.125	01/01/2019	07/31/2015	A	5,021
205,000	MO Environmental Improvement & Energy Resources Authority	5.500	07/01/2019	07/31/2015	A	205,906
195,000	MO H&EFA (Rockhurst University)[1]	6.500	10/01/2035	10/01/2018	A	216,128
20,000,000	MO H&EFA (SLHS/SLHOKC Obligated Group)[1]	5.500	11/15/2028	11/15/2018	A	22,524,200
10,000	MO Monarch-Chesterfield Levee District	5.750	03/01/2019	07/31/2015	A	10,043
3,080,000	Raytown, MO Annual Appropriation-Supported Tax (Raytown Live Redevel. Plan)[1]	5.125	12/01/2031	06/01/2017	A	3,181,609
815,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.200	11/01/2021	08/15/2015	A	818,244
20,000	Springfield, MO Center City Devel. Corp. (Jordan Valley Park Exposition Center)	5.000	06/01/2027	07/31/2015	A	20,078

20 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Missouri (Continued)
$3,705,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000%	07/01/2024	07/01/2017	A	$3,925,003
100,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	6.250	07/01/2029	07/01/2019	A	114,365
1,165,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)	5.000	07/01/2021	07/01/2021		1,313,980
1,345,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)	5.000	07/01/2024	07/01/2022	A	1,473,730
1,215,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)	5.000	07/01/2026	07/01/2022	A	1,312,443
40,000	St. Louis, MO IDA (Maryville Gardens Associates)[1]	5.125	12/20/2030	07/31/2015	A	40,049
1,350,000	Strother, MO Interchange Transportation Devel. District (Lees Summit)[1]	5.000	05/01/2024	05/01/2016	A	1,356,629

						38,408,816

Montana—0.0%
215,000	Crow, MT Finance Authority (Tribal)[1]	5.700	10/01/2027	07/31/2015	A	215,458

Nebraska—0.0%
750,000	NE Central Plains Gas Energy[1]	5.250	12/01/2018	12/01/2018		838,073

Nevada—1.2%
555,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2020	02/01/2020		588,872
920,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2021	02/01/2021		982,376
970,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2019	02/01/2019		1,019,936
830,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2017	02/01/2017		852,900
915,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2018	02/01/2018		953,256
755,000	Clark County, NV Passenger Facility[1]	5.000	07/01/2023	07/01/2017	A	808,930
25,000	Henderson, NV Redevel. Agency Tax Allocation[1]	7.200	10/01/2025	07/31/2015	A	25,042
50,000	Henderson, NV Redevel. Agency Tax Allocation[1]	6.900	10/01/2017	07/31/2015	A	50,141
140,000	Henderson, NV Redevel. Agency Tax Allocation[1]	5.100	10/01/2020	07/31/2015	A	140,158
195,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2024	06/01/2024		209,490
420,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2023	06/01/2023		449,614
465,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2022	06/01/2022		497,178
5,440,000	North Las Vegas, NV GO1	5.000	05/01/2028	05/01/2016	A	5,465,078
10,875,000	North Las Vegas, NV GO1	5.000	05/01/2030	05/01/2016	A	10,883,483
1,350,000	North Las Vegas, NV GO1	5.000	05/01/2027	05/01/2016	A	1,360,246
1,440,000	North Las Vegas, NV GO1	5.000	05/01/2024	05/01/2016	A	1,453,018
1,000,000	North Las Vegas, NV GO1	5.000	05/01/2025	05/01/2016	A	1,008,330

21 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Nevada (Continued)
$3,725,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000%	10/01/2026	10/01/2016	A	$3,759,643
1,705,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	10/01/2016	A	1,727,949
160,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2022	10/01/2016	A	162,269
100,000	Reno, NV Redevel. Agency (Downtown Redevel.)	5.000	09/01/2017	07/31/2015	A	100,200

						32,498,109

New Hampshire—0.0%
60,000	NH HFA (Prescott Hills Apartments)[1]	6.150	07/01/2040	07/31/2015	A	60,762
60,000	NH HFA (Single Family Mtg.)[1]	5.750	01/01/2037	01/01/2016	A	62,209
45,000	NH HFA (Single Family Mtg.)[1]	5.000	07/01/2031	01/01/2016	A	45,210

						168,181

New Jersey—0.9%
5,000	Mount Holly, NJ Municipal Utilities Authority	4.750	12/01/2018	07/31/2015	A	5,018
4,670,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2033	07/31/2015	A	4,748,970
595,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2031	07/31/2015	A	605,061
50,000	NJ EDA (Municipal Rehabilitation)	4.625	04/01/2025	07/31/2015	A	50,023
990,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2027	07/01/2017	A	1,044,401
16,430,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1,2]	5.250	07/01/2023	03/22/2017	A	17,444,881
2,100,000	Salem County, NJ Pollution Control (Chambers Cogeneration)[1]	5.000	12/01/2023	02/05/2022	B	2,297,316

						26,195,670

New Mexico—0.0%
125,000	NM Hospital Equipment Loan Council (PHSvcs/BCHCC/PHCF Obligated Group)[1]	6.125	08/01/2028	08/01/2018	A	144,150

New York—4.2%
5,000,000	L.I., NY Power Authority, Series A1	5.000	12/01/2023	06/01/2016	A	5,184,800
5,000	Monroe County, NY Airport Authority (Greater Rochester International Airport)	4.000	01/01/2017	07/31/2015	A	5,007
3,065,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	07/31/2015	A	3,069,015
8,000,000	NY Counties Tobacco Trust III	6.000	06/01/2043	11/30/2015	A	7,999,600
4,000,000	NY TSASC, Inc. (TFABs)[1]	4.750	06/01/2022	06/01/2016	A	4,015,920
14,145,000	NYC IDA (American Airlines)[1]	7.750	08/01/2031	08/01/2016	A	15,137,272
5,000,000	NYC IDA (American Airlines)[1]	8.000	08/01/2028	08/01/2016	A	5,378,450
16,050,000	NYC IDA (American Airlines)[1]	7.625	08/01/2025	08/01/2016	A	17,200,303
4,780,000	NYC IDA (American Airlines)[1]	7.500	08/01/2016	02/07/2016	B	4,975,837
4,855,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	07/31/2015	A	4,881,023
41,200,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A	42,148,424

22 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$5,055,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750%	12/01/2025	07/31/2015	A	$5,069,609
2,990,000	Suffolk County, NY IDA (New York Institute of Technology)[1,2]	5.000	03/01/2026	07/31/2015	A	3,017,299

						118,082,559

North Carolina—0.3%
2,000,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.000	06/01/2031	06/01/2018	A	2,130,680
1,065,000	NC Eastern Municipal Power Agency, Series A1	5.250	01/01/2020	01/01/2016	A	1,091,572
720,000	NC Medical Care Commission (AHA1HC / AHA3HC / AHA4HC / AHACHC / AHEHC / AHA7HC Obligated Group)[1]	5.500	10/01/2024	10/01/2015	A	725,090
1,000,000	NC Medical Care Commission (AHACHC)[1]	5.800	10/01/2034	10/01/2015	A	1,007,260
1,620,000	NC Medical Care Commission (Catholic Health East)	5.250	11/15/2022	05/15/2017	A	1,726,402
1,970,000	NC Medical Care Commission (Catholic Health East)	5.250	11/15/2023	05/15/2017	A	2,093,164
395,000	NC Medical Care Commission (Scotland Memorial Hospital)[1]	5.500	10/01/2019	07/31/2015	A	396,462

						9,170,630

North Dakota—0.0%
100,000	ND Board of Higher Education Student Services Facilities[1]	5.500	08/01/2023	08/01/2015	A	100,454
15,000	Ward County, ND Health Care Facilities (Trinity Hospital/Trinity Medical Center/Trinity Nursing Home Obligated Group)[1]	6.250	07/01/2021	07/27/2015	A	15,059

						115,513

Ohio—5.1%
40,910,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125	06/01/2024	06/01/2024		33,691,021
3,210,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375	06/01/2024	06/01/2024		2,781,337
1,000,000	Butler County, OH GO	5.000	12/01/2022	12/01/2022		1,182,240
135,000	Cleveland-Cuyahoga County, OH Port Authority (Cleveland Christian Home)[1]	5.250	11/15/2015	11/15/2015		135,628
1,060,000	Cleveland-Cuyahoga County, OH Port Authority (Fairmount Montessori Association)[1]	5.125	05/15/2025	11/15/2015	A	1,071,978
1,500,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.000	11/15/2026	11/15/2020	A	1,602,870
14,350,000	Columbus, OH Regional Airport Authority[1]	5.000	01/01/2028	01/01/2017	A	15,115,573
43,450,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)[1]	7.500	01/01/2030	07/31/2015	A	43,516,913

23 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio (Continued)
$3,060,000	Cuyahoga County, OH Multifamily (Vesta-Cleveland)[1]	5.300%	08/20/2034	07/31/2015	A	$3,068,813
790,000	Dayton-Montgomery County, OH Port Authority (Dayton Regional Bond Fund-Maverick)[1]	5.125	05/15/2022	03/09/2017	A	799,930
525,000	Grove City, OH Tax Increment Financing[1]	5.125	12/01/2016	06/05/2016	B	547,475
5,850,000	Hamilton County, OH Health Care Facilities (Christ Hospital)	5.250	06/01/2025	06/01/2022	A	6,677,015
5,715,000	Hamilton County, OH Health Care Facilities (Christ Hospital)	5.250	06/01/2024	06/01/2022	A	6,579,108
1,500,000	Hamilton County, OH Health Care Facilities (Christ Hospital)	5.250	06/01/2023	06/01/2022	A	1,742,760
5,000	Lake County, OH Sewer District Improvements	5.850	12/01/2016	07/31/2015	A	5,023
1,500,000	Lorain County, OH Port Authority (Kendal at Oberlin)	5.000	11/15/2030	11/15/2023	A	1,605,240
285,000	Lucas County, OH GO	6.500	12/01/2016	07/31/2015	A	286,502
290,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2025	09/01/2021	A	328,837
305,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2026	09/01/2021	A	343,640
320,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2027	09/01/2021	A	358,883
205,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2022	09/01/2022		235,973
260,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2023	09/01/2021	A	299,312
275,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2024	09/01/2021	A	315,059
875,000	Miami County, OH Hospital Facility (Upper Valley Medical Center)[1]	5.250	05/15/2026	05/15/2016	A	900,375
40,000	OH Capital Corp. for Hsg. (The Conifers)[1]	6.300	06/01/2028	07/31/2015	A	40,075
30,000	OH HFA[1]	5.250	09/01/2030	07/31/2015	A	30,031
1,000,000	OH River South Authority (Lazarus Building Redevel)[1]	5.750	12/01/2027	12/01/2017	A	1,073,480
2,915,000	Penta, OH Career Center COP	5.250	04/01/2024	04/01/2022	A	3,347,178
2,080,000	Penta, OH Career Center COP	5.250	04/01/2025	04/01/2022	A	2,373,634
1,950,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400	02/15/2034	02/27/2030	B	1,382,706
1,400,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300	02/15/2024	07/20/2020	B	1,008,112
3,480,000	Portage County, OH Port Authority (Northeast Ohio Medical University)	5.000	12/01/2026	06/01/2022	A	3,752,380
1,050,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2035	12/01/2018	A	1,166,613
750,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	12/01/2018	A	839,333

24 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio (Continued)
$1,370,000	Summit County, OH Port Authority (University of Akron Student Hsg.)[1]	5.250%	01/01/2024	01/01/2021	A	$1,561,060
3,500,000	Toledo, OH Waterworks[1]	5.000	11/15/2030	11/15/2015	A	3,559,535
60,000	Toledo-Lucas County, OH Port Authority (Creekside Devel. Company)[1]	6.600	11/15/2015	07/31/2015	A	60,062

						143,385,704

Oklahoma—0.0%
895,000	Oklahoma County, OK HFA (Single Family Mtg.)[1]	6.600	10/01/2035	07/31/2015	A	914,726

Oregon—0.1%
1,000,000	Gilliam County, OR Solid Waste Disposal (WM/WMO/WMW/CWM/WMDSC Obligated Group)[1]	5.250	07/01/2029	05/01/2016	A	1,039,800
25,000	Hillsboro, OR Hospital Facilities Auth (Tuality Healthcare)[1]	5.375	10/01/2026	07/31/2015	A	25,326
5,000	Klamath Falls, OR Airport[2]	5.500	07/01/2016	07/17/2015	A	5,022
15,000	OR GO1	5.375	08/01/2028	08/01/2015	A	15,022
15,000	OR GO (Alternate Energy)	5.400	07/01/2016	07/31/2015	A	15,066
20,000	OR GO (Alternate Energy)	5.000	07/01/2017	07/31/2015	A	20,080
5,000	OR GO (Elderly & Disabled Hsg.)[1,2]	5.700	08/01/2016	08/01/2015	A	5,019
25,000	OR GO (Elderly & Disabled Hsg.)[1]	5.800	08/01/2027	08/01/2015	A	25,047
20,000	OR GO (Elderly & Disabled Hsg.)[1]	4.800	08/01/2024	08/01/2015	A	20,027
15,000	OR GO (Elderly & Disabled Hsg.)[1]	6.300	08/01/2026	08/01/2015	A	15,036
5,000	OR GO (Elderly & Disabled Hsg.)[1]	6.200	08/01/2020	08/01/2015	A	5,017
40,000	OR GO (Elderly & Disabled Hsg.)[1,2]	5.650	08/01/2026	08/01/2015	A	40,074
20,000	OR GO (Elderly & Disabled Hsg.)[1]	5.600	08/01/2019	08/01/2015	A	20,061
25,000	OR GO (Elderly & Disabled Hsg.)[1,2]	5.550	08/01/2016	08/01/2015	A	25,095
30,000	OR GO (Elderly & Disabled Hsg.)[1]	6.000	08/01/2026	08/01/2015	A	30,064
225,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)[1]	5.000	01/01/2016	01/01/2016		226,415

						1,532,171

Other Territory—0.5%
3,028,808	Public Hsg. Capital Fund Multi-State Revenue Trust I1	4.500	07/01/2022	07/01/2022		3,179,824
1,781,233	Public Hsg. Capital Fund Multi-State Revenue Trust II1	4.500	07/01/2022	07/01/2022		1,854,317
7,355,680	Public Hsg. Capital Fund Multi-State Revenue Trust III[1]	5.000	07/01/2022	07/01/2022		7,616,292

						12,650,433

Pennsylvania—3.4%
50,000	Allegheny County, PA Sanitary Authority[1]	5.000	12/01/2020	12/01/2015	A	50,981
2,780,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2026	05/01/2022	A	3,000,760
5,335,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2025	05/01/2022	A	5,788,848

25 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$485,000	Bucks County, PA IDA (School Lane Foundation)[1]	4.600%	03/15/2017	09/19/2016	B	$495,888
2,305,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	01/01/2019	A	2,633,970
1,000,000	Delaware Valley, PA Regional Financial Authority[1]	5.700	07/01/2027	07/01/2027		1,208,120
5,500,000	Lehigh Northampton, PA Airport Authority[1]	6.000	05/15/2025	07/31/2015	A	5,509,185
1,395,000	Lycoming County, PA Authority (Pennsylvania College of Technology)	5.000	05/01/2026	05/01/2022	A	1,521,778
34,860,000	Montgomery County, PA IDA (New Regional Medical Center)[1]	5.750	08/01/2030	08/01/2015	A	35,025,585
350,140	Northampton County, PA IDA (Northampton Generating)[1]	5.000	12/31/2023	12/31/2023		315,214
1,015,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	07/31/2015	A	1,017,771
2,000,000	PA HEFA (Temple University)[1]	5.000	04/01/2024	04/01/2016	A	2,068,680
25,000	PA HEFA (University of the Arts)[1]	5.500	03/15/2020	07/31/2015	A	25,063
785,000	PA HEFA (Ursinus College)	5.000	01/01/2025	01/01/2022	A	869,788
1,970,000	PA HEFA (Ursinus College)	5.000	01/01/2027	01/01/2022	A	2,152,501
16,465,000	PA HFA (Single Family Mtg.)[1]	4.650	10/01/2031	10/01/2016	A	16,839,579
2,490,000	Philadelphia, PA Airport, Series A1	5.000	06/15/2024	07/31/2015	A	2,499,636
5,265,000	Philadelphia, PA Airport, Series B1	5.000	06/15/2027	06/15/2017	A	5,583,111
2,065,000	Philadelphia, PA Gas Works[1]	5.000	10/01/2021	10/01/2017	A	2,216,881
3,250,000	Reading, PA GO1	5.625	11/15/2020	08/29/2018	B	3,387,832
4,120,000	Susquehanna, PA Area Regional Airport Authority	5.000	01/01/2023	01/01/2023		4,575,507

						96,786,678

Rhode Island—1.2%
15,000	Exeter West Greenwich, RI Regional School District	5.000	09/15/2017	07/31/2015	A	15,060
25,000	Providence, RI Public Building Authority (School & Public Facilties)[1]	5.250	12/15/2018	07/31/2015	A	25,049
5,065,000	Providence, RI Public Building Authority, Series A1	5.875	06/15/2026	06/15/2021	A	5,585,885
95,000	Providence, RI Public Building Authority, Series A1	5.375	12/15/2021	07/31/2015	A	95,136
5,000	Providence, RI Public Building Authority, Series A1	5.125	12/15/2017	07/31/2015	A	5,010
1,045,000	RI Clean Water Finance Agency (Triton Ocean)[1]	5.800	09/01/2022	07/31/2015	A	1,046,411
5,000,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[1]	7.000	05/15/2039	05/15/2019	A	5,842,000
690,000	RI Health & Educational Building Corp. (Lifespan)[1]	5.250	05/15/2026	07/31/2015	A	691,691
520,000	RI Health & Educational Building Corp. (Public Schools Financing Program)[1]	6.000	05/15/2029	05/15/2019	A	582,577

26 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Rhode Island (Continued)
$4,070,000	RI Health & Educational Building Corp. (RIH/MHF/TMH/RIHF Obligated Group)[1]	5.750%	05/15/2023	07/31/2015	A	$4,083,105
15,000,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)[1]	5.000	05/15/2026	05/15/2016	A	15,349,800
80,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500	04/01/2027	07/31/2015	A	80,888
610,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	5.150	04/01/2022	04/01/2017	A	631,783
85,000	Woonsocket, RI GO1	6.000	10/01/2018	07/31/2015	A	85,051

						34,119,446

South Carolina—0.2%
140,000	Greenville County, SC Airport (Donaldson Industrial Air Park)[1]	6.125	10/01/2017	10/15/2016	B	141,088
210,000	Lee County, SC School Facilities, Series 2006[1]	6.000	12/01/2019	12/01/2017	A	231,813
270,000	Lee County, SC School Facilities, Series 2006[1]	6.000	12/01/2027	12/01/2017	A	290,490
1,735,000	SC Connector 2000 Assoc. Toll Road, Series B	5.604 [7]	01/01/2021	01/01/2021		1,041,000
720,000	SC Connector 2000 Assoc. Toll Road, Series B	5.702 [7]	01/01/2026	01/01/2026		324,000
25,000	SC Hsg. Finance & Devel. Authority[1]	5.450	07/01/2029	07/01/2017	A	26,187
1,965,000	SC Public Service Authority[1]	5.000	01/01/2021	01/01/2016	A	2,011,669
1,460,000	SC Transportation Infrastructure[1]	5.000	10/01/2021	10/01/2015	A	1,477,549

						5,543,796

South Dakota—0.0%
1,030,000	SD Hsg. Devel. Authority (Homeownership)[1]	4.900	11/01/2025	11/01/2015	A	1,035,572
Tennessee—0.4%
25,000	Chattanooga, TN HE&HFB (CDFI Phase I)[1]	5.500	10/01/2020	10/01/2015	A	25,133
190,000	Jackson, TN Hospital (Jackson- Madison County General Hospital)[1]	5.500	04/01/2033	04/01/2018	A	205,802
510,000	Jackson, TN Hospital (Jackson- Madison County General Hospital)[1]	5.500	04/01/2033	04/01/2018	A	572,082
1,160,000	TN Energy Acquisition Gas Corp.[1]	5.000	02/01/2021	02/01/2021		1,297,460
7,235,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2024	09/01/2024		8,330,741

						10,431,218

Texas—5.0%
10,000,000	Beaumont, TX Independent School District[1]	5.000	02/15/2033	02/15/2017	A	10,579,400
150,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[6]	6.750	10/01/2038	10/01/2038		13,500
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250	06/01/2023	07/08/2021	B	59,600
6,955,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2029	11/01/2018	A	7,626,088

27 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$6,860,000	Dallas-Fort Worth, TX International Airport	5.000%	11/01/2025	11/01/2020	A	$7,724,154
4,250,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2023	11/01/2020	A	4,799,737
7,435,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2027	11/01/2020	A	8,336,048
5,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2024	11/01/2020	A	5,646,750
5,000,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2024	11/01/2020	A	5,646,750
3,375,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2025	11/01/2020	A	3,844,226
1,880,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2024	11/01/2020	A	2,148,332
1,200,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2027	11/01/2022	A	1,328,868
4,000,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2023	11/01/2020	A	4,530,280
1,000,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2026	11/01/2022	A	1,119,010
35,000	Del Rio, TX Airport	5.400	07/01/2019	07/31/2015	A	35,145
50,000	Eagle Pass, TX Waterworks & Sewer	5.050	12/01/2017	07/31/2015	A	50,199
7,455,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000	08/15/2023	08/15/2017	A	8,278,479
5,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000	08/15/2027	08/15/2017	A	5,502,450
25,000	Fort Bend County, TX Municipal Utility District No. 118	4.350	09/01/2016	07/31/2015	A	25,071
440,000	Gonzales, TX Healthcare System[1]	5.500	08/15/2019	07/31/2015	A	440,964
340,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000	04/01/2028	07/31/2015	A	340,595
12,255,000	Harris County, TX HFDC (St. Luke’s Episcopal Hospital)[1]	6.750	02/15/2021	08/15/2015	A	13,777,929
510,000	Houston, TX Airport Special Facilities (Continental Airlines)[1,2]	5.500	07/15/2017	07/26/2015	A	511,943
30,000	Houston, TX Airport System	5.000	07/01/2032	07/31/2015	A	30,090
3,000,000	Houston, TX Airport System[1]	5.000	07/01/2026	07/01/2021	A	3,408,570
720,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	5.875	05/15/2021	01/14/2019	B	822,722
620,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)	6.000	08/15/2032	07/31/2015	A	640,026
30,000	North Channel, TX Water Authority System	5.000	07/10/2015	07/10/2015		30,031
55,000	North East TX Hospital Authority (Northeast Medical Center Hospital)	5.625	05/15/2022	07/31/2015	A	55,208
425,000	Permian Basin, TX HFC (Single Family Mtg.)[1,2]	5.650	01/01/2038	07/01/2022	A	433,339
620,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)[6]	6.450 [5]	06/01/2021	06/01/2021		55,800

28 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$4,030,000	Texas City, TX Industrial Devel. Corp. (ARCO Pipe Line Co.)[1]	7.375%	10/01/2020	10/01/2020		$5,077,800
235,000	Trinity, TX River Authority (TXU Energy Company)[6]	6.250	05/01/2028	05/01/2028		21,150
1,335,000	TX Dept. of Hsg. & Community Affairs (Skyway Villas)[1]	5.450	12/01/2022	07/31/2015	A	1,336,589
25,000	TX GO (Water Financial Assistance)[1]	5.750	08/01/2031	08/01/2015	A	25,111
125,000	TX Lower Colorado River Authority	5.500	05/15/2021	07/31/2015	A	125,518
10,000	TX Lower Colorado River Authority	5.000	05/15/2026	07/31/2015	A	10,034
120,000	TX Lower Colorado River Authority	5.000	05/15/2031	07/31/2015	A	120,412
5,000	TX Lower Colorado River Authority	5.000	05/15/2021	07/31/2015	A	5,019
60,000	TX Lower Colorado River Authority	5.000	05/15/2020	07/31/2015	A	60,235
1,300,000	TX Multifamily Hsg. Revenue Bond Pass-Through Certificates (Skyway Villas)[1]	5.950	11/01/2034	12/01/2015	A	1,309,698
3,415,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.250	12/15/2023	12/15/2023		3,952,077
12,455,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	08/04/2023	B	14,845,862
7,000,000	Tyler, TX HFDC (East Texas Medical Center Regional Healthcare System/East Texas Medical Center Obligated Group)[1]	5.250	11/01/2032	11/01/2017	A	7,201,600
6,745,000	Tyler, TX HFDC (East Texas Medical Center Regional Healthcare System/East Texas Medical Center Obligated Group)[1]	5.250	11/01/2027	11/01/2017	A	6,977,298
50,000	Ysleta, TX Independent School District[1]	5.375	11/15/2024	11/15/2015	A	50,949

						138,960,656

Utah—0.0%
375,000	UT HFA (Single Family Mtg.)[1,2]	6.125	01/01/2027	07/30/2015	A	375,709
5,000	UT Hsg. Corp. (Single Family Mtg.)[1]	5.650	07/01/2027	07/31/2015	A	5,007
25,000	UT Hsg. Corp. (Single Family Mtg.)	5.250	07/01/2023	07/31/2015	A	25,062
60,000	UT Hsg. Corp. (Single Family Mtg.)[1,2]	5.000	07/01/2025	07/29/2015	A	60,073

						465,851

Vermont—0.3%
205,000	Burlington, VT COP	5.500	12/01/2016	07/31/2015	A	205,908
335,000	Burlington, VT GO	5.000	11/01/2015	11/01/2015		339,338
95,000	VT Educational & Health Buildings Financing Agency (CSAC / NWCSS / RMHS / WCMHS Obligated Group)[1]	5.375	02/15/2023	08/15/2015	A	96,208
1,025,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2022	10/01/2022		1,155,729
1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2023	10/01/2022	A	1,125,630
2,020,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2021	10/01/2021		2,271,652

29 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Vermont (Continued)
$1,830,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000%	10/01/2019	10/01/2019		$2,038,840
1,820,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2020	10/01/2020		2,046,881

						9,280,186

Virginia—0.5%
6,590,000	Suffolk, VA Redevel. & Hsg. Authority (Henrico-Richmond)[1]	5.000	08/01/2036	08/01/2015	A	6,647,662
6,400,000	VA Hsg. Devel. Authority, Series A1[1]	5.000	10/01/2026	07/01/2017	A	6,692,736
973,000	Watkins Centre, VA Community Devel. Authority[1]	5.400	03/01/2020	09/01/2015	A	975,530

						14,315,928

Washington—0.4%
925,000	Chelan County, WA Devel. Corp. (Alcoa)[1]	5.850	12/01/2031	07/31/2015	A	929,227
300,000	Cowlitz County, WA Sewer (Three Rivers Regional Wastewater Authority)[1]	5.250	03/01/2020	03/01/2016	A	309,843
175,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600	03/01/2028	07/31/2015	A	175,007
10,000	King County, WA Hsg. Authority (Rural Preservation)[1]	5.750	01/01/2028	01/01/2016	A	10,027
115,000	Pierce County, WA Hsg. Authority[1]	5.800	12/01/2023	11/30/2015	A	114,999
4,975,000	Seattle, WA Hsg. Authority (High Rise Rehab III)[1]	5.150	11/01/2027	11/01/2017	A	5,340,861
50,000	Seattle, WA Hsg. Authority (Holly Park)[1]	5.750	01/01/2020	01/01/2016	A	50,068
1,540,000	Skagit County, WA Public Hospital District No. 1 (Skagit Valley Hospital)[1]	5.500	12/01/2030	12/01/2015	A	1,558,388
30,000	WA COP (Dept. of General Administration)	5.600	10/01/2016	07/31/2015	A	30,136
20,000	WA COP (Dept. of General Administration)	5.600	10/01/2015	07/31/2015	A	20,092
2,000,000	WA Health Care Facilities Authority (Virginia Mason Medical Center)[1]	5.500	08/15/2042	08/15/2017	A	2,127,640

						10,666,288

Wisconsin—1.0%
150,000	WI H&EFA (Beloit College)[1]	5.250	06/01/2025	06/01/2020	A	162,469
11,545,000	WI H&EFA (Medical College of Wisconsin)[1]	5.500	12/01/2026	12/01/2015	A	11,793,679
100,000	WI H&EFA (Prohealth Care/Waukesha Memorial Hospital/Prohealth Care Obligated Group)[1]	6.375	02/15/2029	02/15/2019	A	118,107
200,000	WI H&EFA (Richland Hospital)[1]	5.375	06/01/2028	07/31/2015	A	200,186
1,000,000	WI H&EFA (WFS/WFMG Obligated Group)[1]	5.250	08/15/2026	08/15/2016	A	1,044,500

30 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Wisconsin (Continued)
$9,715,000	WI H&EFA (WFS/WFMG Obligated Group)[1]	5.250%	08/15/2025	08/15/2016	A	$10,147,318
3,995,000	WI H&EFA (WFS/WFMG Obligated Group)[1]	5.250	08/15/2031	08/15/2016	A	4,103,864
940,000	WI Hsg. & EDA, Series B1	5.750	11/01/2025	05/01/2020	A	1,025,784

						28,595,907

Wyoming—1.5%
2,000,000	Sweetwater County, WY Pollution Control (Idaho Power Company)[1]	5.250	07/15/2026	08/21/2019	A	2,262,220
37,780,000	Sweetwater County, WY Solid Waste (FMC Corp.)[1]	5.600	12/01/2035	12/01/2015	A	38,413,948

						40,676,168

U.S. Possessions—18.5%
1,000,000	Puerto Rico Aqueduct & Sewer Authority	5.000	07/01/2025	07/01/2025		986,930
8,645,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	07/31/2015	A	8,714,246
120,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	07/31/2015	A	120,293
6,015,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	07/31/2015	A	6,054,218
7,930,000	Puerto Rico Commonwealth GO	5.250	07/01/2026	07/01/2026		4,965,449
3,000,000	Puerto Rico Commonwealth GO	5.250	07/01/2025	07/01/2025		1,893,240
300,000	Puerto Rico Commonwealth GO1	5.250	07/01/2017	07/01/2017		288,777
105,000	Puerto Rico Commonwealth GO	5.250	07/01/2017	07/01/2017		78,678
4,245,000	Puerto Rico Commonwealth GO8	2.953	07/01/2019	07/01/2019		3,978,499
13,000,000	Puerto Rico Commonwealth GO8	2.644	07/01/2018	07/01/2018		12,412,270
8,500,000	Puerto Rico Commonwealth GO	5.250	07/01/2024	07/01/2024		5,448,585
4,160,000	Puerto Rico Commonwealth GO8	2.973	07/01/2020	07/01/2020		3,876,746
4,860,000	Puerto Rico Commonwealth GO	5.500	07/01/2017	07/01/2017		3,653,699
300,000	Puerto Rico Commonwealth GO	6.000	07/01/2033	07/01/2033		296,298
1,125,000	Puerto Rico Commonwealth GO1	6.000	07/01/2027	07/01/2018	A	1,126,249
51,665,000	Puerto Rico Commonwealth GO	6.000	07/01/2029	07/01/2029		32,871,340
515,000	Puerto Rico Commonwealth GO	5.250	07/01/2024	07/01/2024		514,892
100,000	Puerto Rico Commonwealth GO1	5.000	07/01/2023	07/01/2023		98,045
125,000	Puerto Rico Commonwealth GO	5.000	07/01/2017	07/01/2017		121,150
17,580,000	Puerto Rico Commonwealth GO	5.125	07/01/2024	07/01/2024		11,181,583
100,000	Puerto Rico Commonwealth GO	5.000	07/01/2016	07/01/2016		99,023
655,000	Puerto Rico Commonwealth GO	5.250	07/01/2021	07/01/2021		636,182
3,355,000	Puerto Rico Commonwealth GO	5.500	07/01/2017	07/01/2017		2,874,933
45,000	Puerto Rico Commonwealth GO1	5.250	07/01/2017	07/01/2017		43,828
110,000	Puerto Rico Commonwealth GO	7.125 [7]	07/01/2017	07/01/2017		100,615
90,000	Puerto Rico Commonwealth GO	7.500 [7]	07/01/2019	07/01/2019		72,349
195,000	Puerto Rico Commonwealth GO1	5.250	07/01/2016	07/01/2016		193,097
190,000	Puerto Rico Commonwealth GO	6.000	07/01/2015	07/01/2015		190,000
75,000	Puerto Rico Commonwealth GO	5.650	07/01/2015	07/01/2015		75,000
2,890,000	Puerto Rico Commonwealth GO1	5.500	07/01/2018	07/01/2018		2,884,711
370,000	Puerto Rico Commonwealth GO	6.000	07/01/2016	07/01/2016		371,014
2,160,000	Puerto Rico Commonwealth GO	5.500	07/01/2027	07/01/2027		1,363,370
140,000	Puerto Rico Commonwealth GO	5.500	07/01/2026	07/01/2026		89,060

31 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$35,250,000	Puerto Rico Commonwealth GO	5.500%	07/01/2026	07/01/2026		$22,423,935
25,000	Puerto Rico Commonwealth GO	5.000	07/01/2016	07/01/2016		24,756
4,345,000	Puerto Rico Commonwealth GO1	5.500	07/01/2015	07/01/2015		4,345,000
4,920,000	Puerto Rico Commonwealth GO1	5.500	07/01/2016	07/01/2016		4,871,981
75,000	Puerto Rico Commonwealth GO1	5.500	07/01/2015	07/01/2015		75,000
6,510,000	Puerto Rico Commonwealth GO1	5.500	07/01/2018	07/01/2018		6,440,538
1,005,000	Puerto Rico Commonwealth GO1	5.500	07/01/2017	07/01/2017		983,624
50,000	Puerto Rico Electric Power Authority	5.000	07/01/2016	07/01/2016		49,261
5,685,000	Puerto Rico Electric Power Authority, Series AAA[9]	5.250	07/01/2028	07/01/2028		3,109,013
4,295,000	Puerto Rico Electric Power Authority, Series CCC[9]	5.250	07/01/2028	07/01/2028		2,348,850
56,565,000	Puerto Rico Electric Power Authority, Series CCC[9]	5.250	07/01/2026	11/30/2025	B	31,085,861
40,000	Puerto Rico Electric Power Authority, Series DDD	5.000	07/01/2023	07/01/2023		39,305
20,000	Puerto Rico Electric Power Authority, Series KK	5.500	07/01/2015	07/01/2015		20,000
5,770,000	Puerto Rico Electric Power Authority, Series LL	5.500	07/01/2017	07/01/2017		5,675,314
75,000	Puerto Rico Electric Power Authority, Series LL	5.500	07/01/2018	07/01/2018		73,770
1,000,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2023	07/01/2023		962,470
100,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2025	07/01/2025		81,119
3,735,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2021	07/01/2021		3,612,305
550,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2022	07/01/2022		530,761
1,000,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2023	07/01/2023		962,470
2,000,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2021	07/01/2021		1,934,300
300,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2017	07/01/2017		291,129
790,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2020	07/01/2020		764,720
6,500,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2022	07/01/2022		6,272,630
1,380,000	Puerto Rico Electric Power Authority, Series TT9	5.000	07/01/2017	07/01/2017		775,946
5,560,000	Puerto Rico Electric Power Authority, Series TT9	5.000	07/01/2025	07/01/2025		3,063,171
740,000	Puerto Rico Electric Power Authority, Series UU	4.000	07/01/2018	07/01/2018		712,309
1,385,000	Puerto Rico Electric Power Authority, Series UU	5.000	07/01/2016	07/01/2016		1,392,271
550,000	Puerto Rico Electric Power Authority, Series UU	4.500	07/01/2018	07/01/2018		533,252

32 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$1,705,000	Puerto Rico Electric Power Authority, Series VV	5.250%	07/01/2025	07/01/2025		$1,622,904
5,000,000	Puerto Rico Electric Power Authority, Series WW9	5.000	07/01/2028	07/13/2027	B	2,734,750
250,000	Puerto Rico Electric Power Authority, Series XX9	5.250	07/01/2027	07/01/2027		137,050
1,060,000	Puerto Rico Electric Power Authority, Series ZZ9	5.250	07/01/2026	07/01/2026		582,534
5,000,000	Puerto Rico Electric Power Authority, Series ZZ9	5.250	07/01/2018	07/01/2018		2,808,300
1,180,000	Puerto Rico Electric Power Authority, Series ZZ9	5.250	07/01/2025	07/01/2025		650,050
6,280,000	Puerto Rico Electric Power Authority, Series ZZ9	5.000	07/01/2017	07/01/2017		3,531,118
1,010,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2018	07/01/2018		1,005,798
530,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2021	07/01/2021		344,712
2,000,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2018	07/01/2018		1,991,680
20,000	Puerto Rico Highway & Transportation Authority	5.250	07/01/2017	07/01/2017		19,139
170,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2018	07/01/2018		166,716
80,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2015	07/01/2015		80,000
840,000	Puerto Rico Highway & Transportation Authority[1,2]	5.000	07/01/2018	01/21/2017	B	823,771
11,150,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2018	07/01/2018		11,182,669
530,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2023	07/01/2023		542,248
105,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2020	07/01/2020		107,094
25,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2017	07/01/2017		24,511
790,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2019	07/01/2019		777,557
230,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2022	07/01/2022		232,645
4,600,000	Puerto Rico Highway & Transportation Authority[8]	1.046	07/01/2028	07/01/2028		2,986,412
675,000	Puerto Rico Highway & Transportation Authority, Series G	5.250	07/01/2019	07/01/2019		449,185
1,045,000	Puerto Rico Highway & Transportation Authority, Series N	5.500	07/01/2021	07/01/2021		572,033
20,140,000	Puerto Rico Highway & Transportation Authority, Series Y1	6.250	07/01/2021	07/15/2020	B	21,106,519
310,000	Puerto Rico Industrial Devel. Company, Series B2	5.375	07/01/2016	02/12/2016	B	309,975

33 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$825,000	Puerto Rico Industrial Devel. Company, Series B2	5.375%	07/01/2016	02/12/2016	B	$661,914
4,670,000	Puerto Rico Infrastructure	5.500	07/01/2022	07/01/2022		3,070,478
8,090,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2026		4,350,236
8,440,000	Puerto Rico Infrastructure	5.500	07/01/2020	07/01/2020		5,733,630
3,115,000	Puerto Rico Infrastructure	5.500	07/01/2021	07/01/2021		2,066,398
2,945,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250	10/01/2024	10/01/2024		2,105,557
100,000	Puerto Rico Infrastructure Financing Authority	5.500	07/01/2016	07/01/2016		96,476
3,500,000	Puerto Rico Infrastructure Financing Authority[1]	5.250	12/15/2026	12/15/2026		1,849,120
3,310,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	10/17/2024	B	3,114,909
2,095,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2026	07/01/2016	A	2,100,719
450,000	Puerto Rico ITEMECF (International American University)	5.000	10/01/2021	10/01/2021		455,071
3,975,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2017	07/31/2015	A	3,974,722
105,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2020	08/01/2020		101,537
485,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2016	07/31/2015	A	484,966
2,000,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2019	08/01/2019		1,981,820
50,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2018	08/01/2015	A	49,997
50,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2022	08/01/2022		48,172
305,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2030	02/28/2028	B	285,919
265,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2021	08/01/2021		256,271
35,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	12/24/2016	B	34,997
50,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2016	08/01/2015	A	49,997
30,000	Puerto Rico Municipal Finance Agency, Series B1	5.250	07/01/2021	07/01/2021		29,637
395,000	Puerto Rico Municipal Finance Agency, Series C1	5.250	08/01/2019	08/01/2019		392,235
40,000	Puerto Rico Municipal Finance Agency, Series C	5.250	08/01/2022	08/01/2022		39,177
7,325,000	Puerto Rico Municipal Finance Agency, Series C1	5.250	08/01/2018	08/01/2018		7,366,899
1,950,000	Puerto Rico Municipal Finance Agency, Series C1	5.000	08/01/2015	08/01/2015		1,950,039
450,000	Puerto Rico Municipal Finance Agency, Series C1	5.250	08/01/2017	08/01/2017		450,216
500,000	Puerto Rico Public Buildings Authority	6.125	07/01/2023	07/01/2023		311,685

34 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$13,200,000	Puerto Rico Public Buildings Authority	7.000%	07/01/2025	04/13/2025	B	$8,262,672
2,905,000	Puerto Rico Public Buildings Authority	6.250	07/01/2026	07/01/2026		1,760,459
3,300,000	Puerto Rico Public Buildings Authority	7.000	07/01/2021	07/01/2021		2,181,597
190,000	Puerto Rico Public Buildings Authority	5.500 [5]	07/01/2035	07/01/2017	C	186,287
4,990,000	Puerto Rico Public Buildings Authority	5.750	07/01/2022	07/01/2022		3,118,151
3,590,000	Puerto Rico Public Buildings Authority[1]	6.000	07/01/2027	07/01/2018	A	3,591,256
135,000	Puerto Rico Public Buildings Authority	5.500	07/01/2023	07/01/2023		82,469
735,000	Puerto Rico Public Buildings Authority	6.250	07/01/2021	07/01/2021		474,898
5,345,000	Puerto Rico Public Buildings Authority	6.250	07/01/2022	07/01/2022		3,393,434
2,155,000	Puerto Rico Public Buildings Authority	6.250	07/01/2023	07/01/2023		1,348,728
4,550,000	Puerto Rico Public Buildings Authority	5.750	07/01/2016	07/01/2016		3,760,211
300,000	Puerto Rico Public Buildings Authority	5.500	07/01/2016	07/01/2016		275,796
760,000	Puerto Rico Public Buildings Authority	5.250	07/01/2027	10/17/2026	B	441,644
50,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2025	07/01/2025		50,181
37,400,000	Puerto Rico Public Finance Corp., Series A	6.500	08/01/2028	12/12/2027	B	16,113,416
54,770,000	Puerto Rico Public Finance Corp., Series B	5.500	08/01/2031	07/17/2029	B	19,206,196
17,475,000	Puerto Rico Public Finance Corp., Series B	6.000	08/01/2025	08/01/2025		7,928,058
10,675,000	Puerto Rico Public Finance Corp., Series B	6.000	08/01/2024	08/01/2024		4,870,042
5,320,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2042	03/21/2042	B	2,573,124
11,355,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2018	08/01/2018		7,406,072
1,175,000	Puerto Rico Sales Tax Financing Corp., Series A	4.375	08/01/2020	08/01/2020		672,171
11,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.625	08/01/2030	08/01/2030		5,832,530
4,980,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2028	08/01/2028		2,585,965
24,135,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125	08/01/2029	08/01/2029		12,994,284
11,580,000	Puerto Rico Sales Tax Financing Corp., Series A	5.250	08/01/2019	08/01/2019		7,132,817
23,630,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2020	08/01/2020		14,212,500
9,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	08/01/2044	01/31/2044	B	4,635,180
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A	4.625	08/01/2019	08/01/2019		597,610
10,550,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2023	08/01/2023		5,891,964
16,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2022	08/01/2022		9,126,720
12,900,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2021	08/01/2021		7,578,750
13,510,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750	08/01/2037	01/31/2037	B	6,770,672

35 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$22,825,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000%	08/01/2024	08/01/2024		$12,250,178
6,495,000	Puerto Rico Sales Tax Financing Corp., Series B	6.000	08/01/2026	08/01/2026		2,933,272
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000	08/01/2022	08/01/2022		737,530
35,000,000	Puerto Rico Sales Tax Financing Corp., Series C	6.500	08/01/2035	08/01/2035		18,766,650
10,865,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2042	08/01/2041	B	5,539,738
5,000,000	University of Puerto Rico	5.000	06/01/2025	06/01/2025		2,535,900
1,000,000	University of Puerto Rico	5.000	06/01/2020	06/01/2020		531,520
2,535,000	University of Puerto Rico, Series P	5.000	06/01/2023	06/01/2023		1,298,959
1,790,000	University of Puerto Rico, Series Q	5.000	06/01/2022	06/01/2022		923,891

						519,905,086

Total Municipal Bonds and Notes (Cost $3,093,864,544)						2,865,626,395

Shares
Common Stock—0.0%
6,757	Resolute Forest Products[10,11] (Cost $80,903)					76,016

Total Investments, at Value (Cost $3,093,945,447)—102.1%						2,865,702,411
Net Other Assets (Liabilities)—(2.1)						(59,922,539)

Net Assets—100.0%						$2,805,779,872

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Option call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after June 30, 2015. See Note 4 of the accompanying Notes.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See Note 4 of the accompanying Notes.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

9. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See Note 4 of the accompanying Notes.

10. Non-income producing security.

11. Received as a result of a corporate action.

36 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below:

ABH	Adventist Bolingbrook Hospital
AGH	Adventist Glenoaks Hospital
AHA1HC	ARC/HDS Alamance #1 Hsg. Corp.
AHA3HC	ARC/HDS Alamance #3 Hsg. Corp.
AHA4HC	ARC/HDS Alamance #4 Hsg. Corp
AHA7HC	ARC/HDS Alamance #7 Hsg. Corp.
AHACHC	ARC/HDS Alamance Country Housing Corp.
AHEHC	ARC/HDS Elon Housing Corp.
AHH	Adventist Hinsdale Hospital
AHSGA	Adventist Health System-Georgia
AHSSunbelt	Adventist Health System-Sunbelt
BCHCC	Bernalillo County Health Care Corp.
CDA	Communities Devel. Authority
CDFI	Campus Development Foundation, Inc.
CHCW	Catholic Healthcare West
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHS	Catholic Health Services
COP	Certificates of Participation
CSAC	Counseling Services Addison County
CSAHS	The Sisters of Charity of St. Augustine Health System
CVH&OCC	Chippewa Valley Hospital & Oakview Care Center
CWM	Chemical Waste Management
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EPBH	Emma Pendleton Bradley Hospital
FHosp	Fletcher Hospital
FHW	Florida Hospital/Waterman
FHZ	Florida Hospital Zephyrhills
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HCS	Healtheast Care System
HE&HFB	Higher Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HESJH	HealthEast St. John’s Hospital
HEStJH	Healtheast St. Joseph’s Hospital
HEWH	Healtheast Woodwinds Hospital
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HSC	Hospital for Special Care
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JCH	Jellico Community Hospital
JFK	John Fitzgerald Kennedy
L.I.	Long Island
MAH	Metroplex Adventist Hospital
MBHS	Mississippi Baptist Health Systems
MBMC	Mississippi Baptist Medical Center
MH	Memorial Hospital

37 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)
MHF	Miriam Hospital Foundation
MHFlagler	Memorial Hospital-FLagler
MHSys	Memorial Health Systems
MHWV	Memorial Hospital West Volusia
NWCDSC	Northwest Community Day Surgery Center
NWCH	Northwest Community Hospital
NWCHC	Northwest Community Healthcare
NWCSS	Northwestern Counseling & Support Services
NY/NJ	New York/New Jersey
NYC	New York City
PAHS	Portercare Adventist Health System
PHCF	Presbyterian Healthcare Foundation
PHlth	Presence Health
PHN	Presence Health Network
PHP	Presence PRV Health
PHSvcs	Presbyterian Healthcare Services
PLC	Presence Life Connections
PPH	Presence PRV Health
PRC	Presence RHC Corporation
PRMC	Presence Resurrection Medical Center
PSFH	Presence Saint Francis Hospital
PSJHC	Presence Saint Francis Hospital-Chicago
PSM&EMC	Presence Saints Mary and Elizabeth Medical Center
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
Res Rec	Resource Recovery Facility
RIH	Rhode Island Hospital
RIHF	Rhode Island Hospital Foundation
RMHS	Rutland Mental Health Services
ROLs	Reset Option Longs
RUMC	Rush University Medical Center
SANC	St. Anne’s Nursing Center
SJR	St. Joseph Residence
SJRNC	St. John’s Rehabilitation and Nursing Center
SLHOKC	St. Luke’s Hospital of Kansas City
SLHS	St. Luke’s Health System
SMMC	Shawnee Mission Medical Center
SVHC	Southwest Volusia Healthcare Corporation
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TMH	The Miriam Hospital
UHHS	University Hospitals Health System
UMass	University of Massachusetts
VMNRC	Villa Marina Nursing & Rehabilitation Center
VOA	Volunteers of America
WCMHS	Washington County Mental Health Services
WFMG	Wheaton Franciscan Medical Group
WFS	Wheaton Franciscan Services
WM	Waste Management
WMDSC	Waste Management Disposal Services of Colorado
WMO	Waste Management of Oregon
WMW	Waste Management of Washington

38 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2015 Unaudited

1. Organization

Oppenheimer Rochester Limited Term Municipal Fund (the “Fund”), a series of Oppenheimer Municipal Fund, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when

39 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar

40 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of June 30, 2015 based on valuation input level:

41 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$37,238,941	$—	$37,238,941
Alaska	—	712,264	—	712,264
Arizona	—	62,180,119	—	62,180,119
Arkansas	—	195,167	—	195,167
California	—	330,817,823	—	330,817,823
Colorado	—	28,552,490	—	28,552,490
Connecticut	—	2,585,615	—	2,585,615
Delaware	—	50,045	—	50,045
District of Columbia	—	95,324,557	—	95,324,557
Florida	—	199,567,066	293,960	199,861,026
Georgia	—	40,910,430	—	40,910,430
Hawaii	—	13,058,220	—	13,058,220
Idaho	—	200,408	—	200,408
Illinois	—	453,319,659	—	453,319,659
Indiana	—	43,357,299	—	43,357,299
Kansas	—	4,983,631	—	4,983,631
Kentucky	—	7,509,011	—	7,509,011
Louisiana	—	50,167,018	—	50,167,018
Maine	—	75,274	—	75,274
Maryland	—	4,812,714	—	4,812,714
Massachusetts	—	20,480,722	—	20,480,722
Michigan	—	137,455,011	—	137,455,011
Minnesota	—	3,475,764	—	3,475,764
Mississippi	—	33,200,214	—	33,200,214
Missouri	—	38,408,816	—	38,408,816
Montana	—	215,458	—	215,458
Nebraska	—	838,073	—	838,073
Nevada	—	32,498,109	—	32,498,109
New Hampshire	—	168,181	—	168,181
New Jersey	—	26,195,670	—	26,195,670
New Mexico	—	144,150	—	144,150
New York	—	118,082,559	—	118,082,559
North Carolina	—	9,170,630	—	9,170,630
North Dakota	—	115,513	—	115,513
Ohio	—	143,385,704	—	143,385,704
Oklahoma	—	914,726	—	914,726
Oregon	—	1,532,171	—	1,532,171
Other Territory	—	12,650,433	—	12,650,433
Pennsylvania	—	96,786,678	—	96,786,678
Rhode Island	—	34,119,446	—	34,119,446
South Carolina	—	5,543,796	—	5,543,796
South Dakota	—	1,035,572	—	1,035,572
Tennessee	—	10,431,218	—	10,431,218
Texas	—	138,960,656	—	138,960,656
Utah	—	465,851	—	465,851
Vermont	—	9,280,186	—	9,280,186
Virginia	—	14,315,928	—	14,315,928

42 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
Washington	$—	$10,666,288	$—	$10,666,288
Wisconsin	—	28,595,907	—	28,595,907
Wyoming	—	40,676,168	—	40,676,168
U.S. Possessions	—	519,905,086	—	519,905,086
Common Stock	76,016	—	—	76,016

Total Assets	$76,016	$2,865,332,435	$293,960	$2,865,702,411

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear

43 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the

44 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2015, the Fund’s maximum exposure under such agreements is estimated at $41,480,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured

45 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At June 30, 2015, municipal bond holdings with a value of $96,983,258 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $43,965,000 in short-term floating rate securities issued and outstanding at that date.

At June 30, 2015, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 25,000,000	CA Health Facilities Financing Authority[3]	11.050%	11/15/31	$33,453,000
16,485,000	Chicago, IL Board of Education ROLs[3]	9.755	12/1/24	17,628,729
720,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	16.275	6/1/39	820,699
1,045,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	10.906	12/1/38	1,115,830

				$53,018,258

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $43,965,000.

46 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2015, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$ 9,833,724

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest as of June 30, 2015 is as follows:

Cost	$2,175,858
Market Value	$384,410
Market value as % of Net Assets	0.01%

47 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of June 30, 2015, securities with an aggregate market value of $50,826,643, representing 1.81% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$3,047,643,477 [1]

Gross unrealized appreciation	$70,751,909
Gross unrealized depreciation	(299,008,292)

Net unrealized depreciation	$(228,256,383)

1. The Federal tax cost of securities does not include cost of $46,315,317, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions.

See the Inverse Floating Rate Securities note.

48 OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	8/10/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	8/10/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	8/10/2015